     As filed with the Securities and Exchange Commission on May 11, 2001

                                            Registration No. 333-58940/811-07342

================================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Pre-Effective Amendment No. 1 Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                         J.P. MORGAN INSTITUTIONAL FUNDS

                         Area Code and Telephone Number:
                                 (800) 766-7722

                     Address of Principal Executive Offices:
                               522 Fifth Avenue
                              New York, NY 10036

                     Name and Address of Agent for Service:

                               Sharon Weinberg
                              522 Fifth Avenue
                             New York, NY 10036

                                   Copies to:

JOSEPH J. BERTINI, ESQ.                   SARAH E. COGAN, ESQ.         JOHN E. BAUMGARDNER, JR., ESQ.
PETER B. ELDRIDGE, ESQ.                   Simpson Thacher & Bartlett   Sullivan & Cromwell
c/o J.P. Morgan Fleming Asset Management  425 Lexington Avenue         125 Broad Street
(USA) Inc.                                New York, NY  10017-3954     New York, NY  10004
522 Fifth Avenue
New York, NY 10036

================================================================================

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-54642/811-07342) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended June 30, 2000 was filed on October 3, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                          J.P. MORGAN DIVERSIFIED FUND
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 (800) 521-5411


                                                                    May 13, 2001


Dear Shareholder:


    A special meeting of the shareholders of J.P. Morgan Diversified Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), will be held on July 3, 2001 at 9:00 a.m., Eastern Time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.



    As you may be aware, The Chase Manhattan Corporation has recently completed a merger with J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into J.P. Morgan Institutional Diversified Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF") (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund will hold Select Class Shares of the Surviving Fund. The investment objective and policies of the Surviving Fund are identical to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in The Diversified Portfolio (the "Master Portfolio"). Concurrent with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Diversified Fund."



    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMF.


    The investment adviser for the assets of both the Merging Fund and the Surviving Fund is J.P. Morgan Investment Management Inc. ("JPMIM").


    Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization and a comparison of the Merging Fund and JPMF to the Surviving Fund and JPMIF. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMF, the Surviving Fund, JPMIF or their shareholders.


    If approval of the Reorganization is obtained, you will automatically receive Select Class shares of the Surviving Fund.


    The Proposals have been carefully reviewed by the Board of Trustees of JPMF, which has approved the Proposals.



    THE BOARD OF TRUSTEES OF JPMF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.


    Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-521-5411.


    A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, April 6, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL THE NUMBER PROVIDED ON THE PROXY CARD AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

    Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                          Sincerely,

                                          /s/ Matthew Healey

                                          Matthew Healey
                                          Chairman


    SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., or us to answer any questions they may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call the number provided on the proxy card in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?


    The Reorganization is being proposed because each Fund's board believes that it is in the best interests of its shareholders.


IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?


    In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, Select Class shares of the Surviving Fund. The Merging Fund will then be liquidated and the Select Class shares of the Surviving Fund will be distributed pro rata to shareholders. After the Reorganization, you will own Select Class shares of the Surviving Fund rather than shares of the Merging Fund.


WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

    The Surviving Fund has identical investment objectives and policies to those of the Merging Fund. Both the Merging Fund and the Surviving Fund currently invest all of their investable assets in the Master Portfolio. In connection with the Reorganization, the Surviving Fund will cease to operate under a "master/ feeder" structure and will instead invest its assets directly in portfolio securities rather than in the Master Portfolio.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?


    As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios will be higher for your shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. This is because Morgan Guaranty Trust Company of New York, the Surviving Fund's administrator, has contractually agreed to waive fees payable to it and reimburse expenses so that the actual total operating expenses will remain the same for THREE YEARS after the Reorganization.


WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

    No. JPMIM will continue to manage the assets of the Surviving Fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

    The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

    You will automatically receive Select Class shares of the Surviving Fund.


WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF JPMIF?



    Even if the Reorganization is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on proposals regarding Trustees. Because as of the record date you are still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of JPMIF are being asked to approve the same Trustees that are proposed for JPMF.


AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

    Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

    Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                          J.P. MORGAN DIVERSIFIED FUND
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 (800) 521-5411


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001

To the Shareholders of J.P. Morgan Diversified Fund:


    NOTICE IS HEREBY GIVEN THAT a Special Meeting (the "Meeting") of the shareholders ("Shareholders") of J.P. Morgan Diversified Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, New York, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:



 ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMF, on behalf of the Merging Fund, J.P. Morgan Institutional Funds ("JPMIF"), on behalf of J.P. Morgan Institutional Diversified Fund (the "Surviving Fund") and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Select Class shares of the Surviving Fund (the "Select Class Shares"), and (b) the distribution of such Select Class Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.



 ITEM 2. To elect eight Trustees to serve as members of the Board of Trustees of JPMF.



 ITEM 3. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.


    YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

    Each proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.


    Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMF, which meetings are being called for purposes of considering in all cases proposals 1 and 2 above and certain other proposals not applicable to you.



   SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.


                                          /s/ Sharon Weinberg


                                          SHARON WEINBERG
                                          SECRETARY



May 13, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 13, 2001



                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                          J.P. MORGAN DIVERSIFIED FUND
                         A SERIES OF J.P. MORGAN FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 (800) 521-5411



                 BY AND IN EXCHANGE FOR SELECT CLASS SHARES OF
                   J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
                  A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                                522 FIFTH AVENUE
                               NEW YORK, NY 10036
                                 (800) 766-7722



    This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Diversified Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPMF"), into J.P. Morgan Institutional Diversified Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"). If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has identical investment objectives and policies to those of the Merging Fund, in exchange for Select Class shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMF and JPMIF are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the J.P. Morgan Institutional Diversified Fund will be renamed "JPMorgan Diversified Fund."



    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Select Class and Institutional Class shares. If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Select Class shares (the "Select Class Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. Merging Fund Shareholders will not pay a sales charge on Select Class Shares received in the Reorganization or on subsequent purchases or exchanges of Select Class Shares of the Surviving Fund or other JPMorgan Funds.



    At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMF.



    The terms and conditions of these transactions are more fully described in this Combined Prospectus/ Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMF, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund and J.P. Morgan Chase & Co. attached to this Combined Prospectus/Proxy Statement as Appendix A.



    The Board of Trustees for JPMF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes JPMIF's prospectus for Select Class Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.



    This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about JPMF and JPMIF that an investor should know before voting on the proposals. The current Prospectus, Statement of Additional Information and Annual Report of the Merging Fund and the preliminary Prospectus, Statement of Additional Information and the current Annual Report of the Surviving Fund (including the Annual Report of the Diversified Portfolio), and the Semi-Annual Reports of the Merging Fund and the Surviving Fund (including the Semi-Annual Report of The Diversified

Portfolio) are incorporated herein by reference, and the preliminary Prospectus, current Annual Report (including the Annual Report of the Diversified Portfolio), and Semi-Annual Report (including the Semi-Annual Report of The Diversified Portfolio) for the Surviving Fund is enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/ Proxy Statement dated May 13, 2001 containing additional information about JPMF and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information, as well as the Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Merging Fund may be obtained without charge by writing to JPMF at its address noted above or by calling 1-800-521-5411.



    This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 13, 2001.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JPMF OR JPMIF.


    INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                                    Page
                                                    -----
INTRODUCTION......................................     1
PROPOSAL 1: REORGANIZATION PLAN...................     1
SUMMARY...........................................     1
COMPARATIVE FEE AND EXPENSE TABLES................     5
RISK FACTORS......................................     6
INFORMATION RELATING TO THE PROPOSED
 REORGANIZATION...................................     7
PURCHASES, REDEMPTIONS AND EXCHANGES..............    10
DISTRIBUTIONS AND TAXES...........................    12
COMPARISON OF THE MERGING FUND'S AND THE SURVIVING
 FUND'S ORGANIZATION STRUCTURE....................    13
INFORMATION RELATING TO THE ADVISORY CONTRACTS AND
 OTHER SERVICES...................................    14
PROPOSAL 2: ELECTION OF TRUSTEES..................    16
INFORMATION RELATING TO VOTING MATTERS............    20
ADDITIONAL INFORMATION ABOUT JPMF.................    22
ADDITIONAL INFORMATION ABOUT JPMIF................    22
FINANCIAL STATEMENTS AND EXPERTS..................    23
OTHER BUSINESS....................................    23
LITIGATION........................................    23
SHAREHOLDER INQUIRIES.............................    23
APPENDIX A--AGREEMENT AND PLAN OF
 REORGANIZATION...................................   A-1

                                  INTRODUCTION

GENERAL


    This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). The Meeting will be a joint meeting with the meetings of shareholders of all series of JPMF, which meetings are being called for purposes of considering proposals 1 and 2 and certain other proposals not applicable to you. It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 13, 2001.


                        PROPOSAL 1: REORGANIZATION PLAN


    At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated May 11, 2001 among JPMF, on behalf of the Merging Fund, JPMIF, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds") and J.P. Morgan Chase & Co. ("JPMC") pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Select Class Shares of the Surviving Fund. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Select Class Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Diversified Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's preliminary Prospectus and current Annual Report (including the Annual Report of The Diversified Portfolio) is enclosed with this Combined Prospectus/Proxy Statement.



    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" PROPOSAL
1.


VOTE REQUIRED


    Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the voting shares of the Merging Fund present at the joint Meeting if the holders of more than 50% of the outstanding voting shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding voting shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMF Board will consider other appropriate courses of action.


                                    SUMMARY


    The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information, Annual Report (including the Annual Report of The Diversified Portfolio), and Semi-Annual Report (including the Semi-Annual Report of The Diversified Portfolio) of the Merging Fund, the preliminary Prospectus and Statement of Additional Information and the current Semi-Annual Report and Annual Report of the Surviving Fund (including the Annual and Semi-Annual Report of The Diversified Portfolio), and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.


PROPOSED REORGANIZATION

    Each of the Surviving Fund and the Merging Fund currently invests all of its investable assets in The Diversified Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Surviving Fund and the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM").

    If the Reorganization is approved by the shareholders of the Merging Fund and certain other conditions are met, the Merging Fund and the Feeder Portfolio will be reorganized into the Surviving Fund. Concurrent with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest its assets directly in portfolio securities rather than in the Master Portfolio.

    In connection with the proposed Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Select Class Shares and Institutional Class Shares. Pursuant to the proposed Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for Select Class Shares.

    Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Select Class Shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales load in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."


    The Surviving Fund has investment objectives, policies and restrictions identical to those of the Merging Fund. However, while the Merging Fund and the Surviving Fund currently invest all of their assets in the Master Portfolio (which in turn invests in portfolio securities), after the Reorganization the Surviving Fund will invest directly in portfolio securities. Following the Reorganization the Surviving Fund will have substantially similar purchase, redemption and dividend policies as the Merging Fund.



    Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with identical investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the JPMF Board and the JPMIF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of its respective Fund and shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.


REASONS FOR THE REORGANIZATION


    The Reorganization is being proposed because each Fund's board believes that it is in the best interest of its shareholders.


FEDERAL INCOME TAX CONSEQUENCES

    Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Select Class Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of the shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization--Federal Income Tax Consequences."

INVESTMENT ADVISER

    The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund, the Feeder Portfolio and the Surviving Fund) is JPMIM. Following the Reorganization, JPMIM will serve as the Surviving Fund's investment adviser. JPMIM is a wholly owned subsidiary of JPMC.

INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Surviving Fund and the Merging Fund is to provide high total return from a diversified portfolio of stocks and bonds. See "Risk Factors." Both Funds have identical investment policies, and the Surviving Fund's investment policies will not change as a result of the Reorganization, although, as mentioned above, the Surviving Fund will invest directly in portfolio securities rather than the Master Portfolio. For more information regarding the Surviving Fund's investment policies, see the Surviving Fund's Prospectus enclosed with this Combined Prospectus/Proxy Statement. Each Fund may change its objective without shareholder approval.


    Drawing on a variety of analytical tools, each Fund's portfolio management team allocates assets among various types of stock and bond investments, based on a model allocation as follows:

    - 52% medium-and large-cap U.S. stocks

    - 35% U.S. and foreign bonds

    - 10% foreign stocks

    - 3% small-cap U.S. stocks

    The team periodically adjusts the Surviving Fund's actual asset allocation according to the relative attractiveness of each asset class.

    Within this asset allocation framework, each Fund's team selects the Fund's securities. With the stock portion of its portfolio, each Fund keeps its economic sector weighting in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the Fund's team ranks them according to their relative value using a proprietary model that incorporates research from JPMIM's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

    With the bond portion of its portfolio, each Fund's team uses fundamental, economic, and capital markets research to select securities. The team actively manages the mix of U.S. and foreign bonds while typically keeping duration--a common measurement of sensitivity to interest rate movements--within one year of the average for the U.S. investment-grade bond universe (currently about 5 years).

    Under normal circumstances the Surviving Fund plans to remain fully invested, with at least 65% in stocks and 35% in bonds and other fixed income securities. Stock investments may include U.S. and foreign common stocks, convertible securities, preferred stocks, trust or partnership interests, warrants, rights, and investment company securities. Bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements. The Surviving Fund seeks to limit risk and enhance performance through careful management, sector allocation, individual securities selection, duration management and diversification. During severe market downturns, the Surviving Fund has the option of investing up to 100% of assets in investment-grade short-term securities.

    The Surviving Fund's maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals. At least 75% of the Surviving Fund bonds must be investment-grade (BBB/Baa or better, of which 65% must be A or better), and no more than 25% BB/Ba or B; the fund may include unrated bonds of equivalent quality in these categories. J.P. Morgan develops its own ratings of unrated securities and makes a credit quality determination for unrated securities.

    The Surviving Fund anticipates that total foreign investments will not exceed 30% of assets. The Surviving Fund actively manages the currency exposure of its foreign investments relative to its benchmark, and may hedge back into the U.S. dollar from time to time, although the fund typically maintains full currency exposure to those emerging markets in which its invests.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

    The value of your investment in the Surviving Fund will fluctuate in response to movements in the stock and bond markets. The Surviving Fund's broad diversification among asset classes and among individual stocks and bonds is more effective in reducing volatility when asset classes perform differently. Fund performance will also depend on the effectiveness of JPMIM research and the management team's asset allocation and security selection decisions.

    To the extent that the Surviving Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

    Over the long term, investors can anticipate that the Surviving Fund's total return and volatility should exceed those of bonds but remain less than those of medium-and large-capitalization domestic stocks.

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES


    The investment adviser for the Surviving Fund's and the Merging Fund's assets is JPMIM. JPMIM oversees the asset management of both funds. As compensation for its services, JPMIM receives a management fee indirectly from both funds at an annual rate of 0.55% of average daily net assets. Following the Reorganization, JPMIM will manage the Surviving Fund's assets directly and will receive a fee at an annual rate of 0.55% of average daily net assets.

OTHER SERVICES


    J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. Morgan Guaranty Trust Company of New York ("Morgan") currently serves as administrator and shareholder servicing agent and an affiliate of the Distributor currently serves as sub-administrator. The Bank of New York ("BONY") currently serves as fund accountant and custodian, and DST Systems, Inc. ("DST") currently serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that subsequent to the consummation of the Reorganization, The Chase Manhattan Bank ("Chase") will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.


ADMINISTRATOR


    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001, to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.


ORGANIZATION


    Each of JPMF and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMF and the Surviving Fund is organized as a series of JPMIF.


PURCHASES, REDEMPTIONS AND EXCHANGES

    After the Reorganization, the procedures for making purchases, redemptions and exchanges of Select Class Shares of the Surviving Fund will be substantially similar to those with respect to shares of the Merging Fund, as described in this Combined Prospectus/Proxy Statement and the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES


    The table below shows (i) information regarding the fees and expenses paid by the Merging Fund for the most recent fiscal year that reflect current expense reimbursement arrangements and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the Reorganization. Under the Reorganization, holders of Shares in the Merging Fund will receive Select Class Shares in the Surviving Fund. Please note that the Surviving Fund currently has one class of shares (which will not be distributed to Merging Fund Shareholders as a result of the Reorganization and, therefore, no information on this class is shown in the table below). In connection with the Reorganization, this class will be re-named "Institutional Class" and the Select Class share class will be introduced.



    The table indicates that while contractual (pre-waiver) total expense ratio for current shareholders of the Merging Fund are anticipated to be higher following the Reorganization, actual (post-waiver) total expense ratios for current shareholders of the Merging Fund will be less or stay the same for at least three years following the Reorganization. This is because Morgan, the Surviving Fund's administrator, has contractually agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for three years after the Reorganization.



                                                    THE MERGING FUND
                                                    ----------------
                                                         SHARES
                                                    ----------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) when you buy shares,
  shown as % of the offering price                       None
  Maximum Deferred Sales Charge (Load) shown as
    lower of original
  purchase price or redemption proceeds                  None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                           0.55%
Distribution (12b-1) Fees                                None
Other Expenses                                            0.43%
                                                          ----
Total Annual Fund Operating Expenses                      0.98%
                                                          ====


                                                         THE SURVIVING FUND
                                                    -----------------------------
                                                    PRO FORMA WITH REORGANIZATION
                                                    -----------------------------
                                                         SELECT CLASS SHARES
                                                    -----------------------------
SHAREHOLDER FEES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load) when you buy shares,
  shown as % of the offering price                            None
  Maximum Deferred Sales Charge (Load) Shown as
  lower of original purchase price or redemption
  proceeds                                                    None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                 0.55%
Distribution (12b-1) Fees                                     None
Other Expenses                                                  0.51%
                                                                ----
Total Annual Fund Operating Expenses                            1.06%
                                                                ====
Fee Waivers and Expense Reimbursements(2)                       0.08%
                                                                ----
Net Expenses                                                    0.98%
                                                                ====

---------------------


(2) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Surviving Fund to the extent total operating expenses (which exclude interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.98% of average daily net assets with respect to Select Class Shares for three years after the Reorganization.
     The total annual Fund operating expenses are not expected to exceed 0.91% for Select Class Shares due to contractual caps on other classes of shares which require Fund level subsidies. Morgan may end this arrangement when these fund level subsidies are no longer required.

    The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

    EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

    - You invest $10,000;

    - You sell all of your shares at the end of each period;

    - Your investment has a 5% return each year; and


    - You pay net expenses for three years after the Reorganization and total operating expenses as indicated in the table above.


    Although actual costs may be higher or lower, based upon these assumptions your costs would be:


                                1 YEAR      3 YEARS      5 YEARS  10 YEARS
                                ------  ---------------  -------  --------
THE MERGING FUND                 $100        $312         $542     $1,201
PRO FORMA THE SURVIVING FUND
  WITH REORGANIZATION
  SELECT CLASS SHARES            $100        $312         $560     $1,271


                                  RISK FACTORS

    The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions, and therefore risks, identical to those of the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

    All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. In addition, the Surviving Fund's share price, and performance will fluctuate in response to stock and bond market movements. The value of the Surviving Fund's bonds (and potentially its convertible securities and stocks) will fall when interest rates rise, and the longer a bond's maturity and the lower its credit quality, the more its value typically falls. How well the Surviving Fund's performance compares to that of similar funds will depend on the success of the investment process.

    Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivable) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated.

    Adverse market conditions may from time to time cause the Surviving Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Surviving Fund from achieving its investment objective. The Surviving Fund could underperform its benchmark due to its securities and asset allocation choices and other management decisions.

    The default of an issuer would leave the Surviving Fund with unpaid interest or principal. Non-investment grade bonds have a higher risk of default, tend to be less liquid, and may be more difficult to value.

    Currency exchange rate movements could reduce gains or create losses. The Surviving Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information. Investment risks tend to be higher in emerging markets. These markets also present higher liquidity and valuation risks.

    The Surviving Fund may buy securities before issue or for delayed delivery.

    The Surviving Fund may use derivatives for hedging and for risk management (i.e. to adjust duration or yield curve exposure, or to establish or adjust exposure to particular securities, markets or currencies.) Derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Surviving Fund that would not have otherwise occurred. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The counterparty to a derivatives contract could default. Certain types of derivatives involve costs to the Surviving Fund which can reduce returns. Derivatives that involve leverage could magnify losses.

    The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks of the securities in which it is invested. While the Surviving Fund may engage in securities lending, it generally does not do so.

    The Surviving Fund may purchase illiquid holdings. The Surviving Fund could have difficulty valuing illiquid holdings precisely. The Surviving Fund could be unable to sell these holdings at the time or price it desires.

    The Surviving Fund may engage in short-term trading. Increased trading could raise the Surviving Fund's brokerage and related costs. Increased short-term capital gains distributions could raise shareholders' income tax liability.

    An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

    The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN


    The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, JPMIF will issue at the Effective Time of the Reorganization full and fractional Select Class Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.


    Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Select Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Select Class Shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

    The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the identical investment policies of the Merging Fund and the Surviving Fund. Concurrently with the Reorganization, the Surviving Fund will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities rather than in the Master Portfolio.

    After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.


    The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on September 1, 2001 or such other date as is agreed to by the parties.



    The expenses of the Funds in connection with the Reorganization will be borne by JPMC or one of its affiliates.


    The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS


    The Merging Fund and the Surviving Fund currently exists in a "master/feeder" format, pursuant to which each Fund (the feeders) invests its assets in a common portfolio--the "master"--and shares of each fund are sold to different categories of investors with different distribution and shareholder services and fees. Among other reasons for the creation of this structure was the opportunity to obtain the economies of scale from an investment and expense perspective that might come from the investment and administration of a larger pool of assets than any one fund could expect to have on its own. An important factor in the decision to structure the funds in this way was that non-U.S. investors' assets would be invested alongside those of U.S. investors within the master portfolio on a basis that was not disadvantageous to the non-U.S. investors from a U.S. tax perspective. For various reasons, non-U.S. feeders in the fund complex withdrew their assets from the masters commencing in 1997, thereby eliminating one of the principal reasons for the master/feeder format. Nevertheless, the funds continued in that format and, the JPMF Board believes, conducted their operations on a basis at least as favorable to the funds as would have obtained if the format had been abandoned, as is now proposed.



    Following the announcement of the merger of the Chase Manhattan Corporation and J.P. Morgan & Co., JPMIM and Morgan and their counterparts within the Chase organization reviewed the compatibilities of their various mutual fund groups, including their respective organizational structures, service providers, distribution arrangements and methodologies, and fees and expenses. The proposed Reorganization of the Merging Fund into the Surviving Fund is a part of the more general integration of the J.P. Morgan funds complex with the Chase Vista funds complex to create a single mutual fund complex with substantially similar arrangements for the provision of advisory, administration, distribution, custody and fund accounting and transfer agency services.



    The JPMF Board believes that the conversion by way of the proposed Reorganization of the current master/feeder format into the multiclass format discussed in this Combined/Prospectus Proxy Statement and the adoption of the service arrangements by the Surviving Fund described herein (the "Service Arrangements") are in the best interests of the Merging Fund and its shareholders and that the interests of shareholders will not be diluted as a result of the Reorganization.



    In considering the proposed Reorganization and Service Arrangements on January 23 and 24 and on March 26 and 27, 2001, the JPMF Board also noted that there were important benefits expected to arise out of the integration of the J.P. Morgan and Chase Vista mutual funds complexes. Among these benefits, the Board considered (1) investor and shareholder confusion should be mitigated if not eliminated by the adoption by both the J.P. Morgan and the Chase Vista mutual funds of common organizational structures and common service providers;
(2) Surviving Fund shareholders would be able to exchange into a larger number and greater variety of funds without paying sales charges, (3) to the extent that additional share classes are subsequently offered by the Surviving Fund it should have a positive effect on asset growth, which in turn over time could result in a lower total expense ratio as economies of scale were realized;
(4) JPMIM advised the Board that it believes that the outsourcing of many functions to the sub-administrator will (a) upgrade the quality of services currently being provided to the Funds, and (b) enhance Morgan's ability effectively to monitor and oversee the quality of all Fund service providers, including the investment adviser, distributor, custodian and transfer agent;
(5) Morgan's undertaking for three years to waive fees or reimburse the Surviving Fund's expenses in order that the total expense ratios of the Select and Institutional Classes do not exceed those of the Merging Fund and the Surviving Fund, respectively; (6) the fact that all costs and expenses of the Reorganization and implementation of the Service Arrangements would be borne by JPMC and (7) the fact that the Reorganization would constitute a tax-free reorganization.

    In addition, each Board took into account that, notwithstanding the increase in the administration fee paid to Morgan, Morgan agreed to cap the total expenses as set forth in the expense table above and to institute a breakpoint in the administration fee from 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion to 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays its administrator, Morgan, an administration fee at an effective rate of 0.048% of its average daily net assets. Moreover, JPMIM agreed that, notwithstanding its proposed increase to $1 million of the minimum investment in the Select Class, all current shareholders of the Merging Fund (for which the current minimum is $2,500) will be entitled to make additional investments in the Select Class of the Surviving Fund or of any other fund in the integrated fund complex or to exchange shares of the Select Class of the Surviving Fund for Select Shares of any other such fund. The Board also noted that Morgan did not propose, and advised that it does not expect to propose, the imposition of any distribution (12b-1) fees or shareholder servicing fees on the Select or Institutional Class that are not already in place. Finally the Board was advised that the custody and fund accounting fees to be charged by Chase will be lower than those currently charged by The Bank of New York. It should be recognized that, at current asset levels and in consequence of the expense cap, the lower custody and fund accounting fees will not have an immediate effect on the Surviving Fund's total expense ratio but should have some positive effect in the future.



    Based upon their evaluation of the relevant information provided to them, the changes effected in the Service Arrangements in the negotiations between the Trustees and Morgan, and in light of their fiduciary duties under federal and state law, the Trustees, including a majority who are not interested persons of the Funds or JPMC as defined in the 1940 Act, determined that the proposed Reorganization is in the best interests of the Merging and Surviving Fund, as applicable, that the interests of their respective shareholders would not be diluted as a result of the Reorganization, and that the Service Arrangements are in the best interests of the Surviving Fund.



    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.



    The JPMF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.


FEDERAL INCOME TAX CONSEQUENCES


    Consummation of the Reorganization is subject to the condition that JPMF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Select Class Shares and the liquidating distributions to shareholders of the Select Class Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Select Class Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Select Class Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.



    JPMF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

    Because the Merging Fund will be combined with the Surviving Fund in the Reorganization, the total capitalization of the Surviving Fund after the Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of December 31, 2000: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization, this class will be renamed Institutional Class and the Select Class share class will be introduced.

                                            PRO FORMA COMBINED WITH REORGANIZATION
                                ---------------------------------------------------------------
                                THE MERGING   THE SURVIVING
                                    FUND          FUND       SELECT CLASS SHARES  INSTITUTIONAL
                                ------------  -------------  -------------------  -------------
Net Assets 12/31/00             $327,441,102  $621,057,264      $327,441,102      $621,057,264
Beneficial Interest
  Outstanding 12/31/00            21,535,238    45,376,091         --                  --
Shares Outstanding                   --            --             23,923,715        45,376,091
Net Asset Value                 $      15.20  $      13.69      $      13.69             13.69

                      PURCHASES, REDEMPTIONS AND EXCHANGES


    Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares of the Surviving Fund will be substantially similar to those of the Merging Fund. The Surviving Fund currently has one class of shares. In connection with the Reorganization, this class will be renamed "Institutional Class" and the Class A share class and the Select Class share class will be introduced. The following discussion reflects the new class structure. This section is qualified in its entirety by the discussion in the preliminary Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.


BUYING SURVIVING FUND SHARES


    THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.


    The price shareholders pay for their shares is the net asset value per share
(NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.


    The NAV of each class of the Surviving Fund's shares is generally calculated once each day as of the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.



    The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange (or such other time as determined by your financial intermediary), it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after such time, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.


    If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.


    The Surviving Fund has the right to reject any purchase order for any reason.



    The investment minimum for Select Class Shares is $1,000,000. However shareholders who receive Select Class Shares as a result of the Reorganization may purchase new Select Class Shares in the Surviving Fund or Select Class Shares in other JPMorgan Funds with an investment minimum of $2,500. For Select

Class Shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern Time, on the day the shareholder buys.



    Shareholders seeking to buy Select Class Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.


SELLING SURVIVING FUND SHARES


    THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.



    Select Class Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.



    An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days only when permitted by federal securities laws.


    Generally, proceeds are sent by check, electronic transfer or wire for Select Class Shares. However, if a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent by electronic transfer or wire only to the bank account on the Surviving Fund's records.

    For Select Class Shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

    A shareholder who purchased through an investment representative, or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.


    Shareholders may also sell their shares by contacting the Center directly or their financial intermediary. Select Class shareholders may call 1-800-622-4273.


EXCHANGING SURVIVING FUND SHARES


    THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF THE SELECT CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.


    Select Class Shares of the Surviving Fund may be exchanged for shares of the same class in certain other JPMorgan Funds.

    For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange.


    The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.


OTHER INFORMATION CONCERNING THE SURVIVING FUND


    For Select Class Shares, if the balance falls below the applicable investment minimum for 30 days as a result of selling shares (and not because of performance), then the Surviving Fund reserves the right to request that you buy more shares or close your account. At least 60 days' notice will be given before closing the account.


    Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Surviving Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Surviving Fund does not follow reasonable procedures.


    It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.



    JPMIF, on behalf of the Surviving Fund, has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents will agree to provide certain support services to their customers. For performing these services, each shareholder-servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares held by investors serviced by the shareholder-servicing agent. The Merging Fund likewise has similar arrangements with respect to its Shares.


    JPMIM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

    The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund Shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

    The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

    The Surviving Fund typically distributes any net investment income four times a year. Net capital gain, if any, is distributed annually. You have three options for your Surviving Fund distributions. You may:

    - reinvest all of them in additional Surviving Fund shares;

    - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

    - take all distributions in cash or as a deposit in a pre-assigned bank account.

    If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

    Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

    If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

    Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

    The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                AND THE SURVIVING FUND'S ORGANIZATION STRUCTURE

    There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND


    The Merging Fund is organized as a series of JPMF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.


STRUCTURE OF THE SURVIVING FUND


    The Surviving Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.


TRUSTEES AND OFFICERS


    Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMF's Trustees and the business of the Surviving Fund is managed by JPMIF's Trustees, who serve indefinite terms (subject to mandatory retirement age) and have all powers necessary or convenient to carry out their responsibilities.



    Information concerning the current Trustees and officers of JPMF and JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.


SHARES OF FUNDS


    Each of JPMF and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either JPMF or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of JPMF or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither JPMF nor JPMIF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either JPMF or JPMIF.


SHAREHOLDER VOTING RIGHTS


    With respect to all matters submitted to a vote of shareholders, shareholders of JPMF are entitled to the number of votes (or "voting shares") equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.



    A vacancy in the Board of either JPMF or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of voting shares representing two-thirds of the outstanding voting shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of voting shares representing not less than 10% of the outstanding voting shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.


SHAREHOLDER LIABILITY


    Under Massachusetts law, shareholders of either JPMF or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of JPMF and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of JPMF and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance exists and the trust itself is unable to meet its obligations.


LIABILITY OF DIRECTORS AND TRUSTEES


    Under the Declaration of Trust of each of JPMF and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of JPMF and JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.



    The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of JPMF and JPMIF are available without charge upon written request to that trust.


       INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

    As noted above, the assets of the Surviving Fund currently invested in the Master Portfolio are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and the Master Portfolio, and JPMIM is responsible for the day-to-day management of the Surviving Fund's assets. Following the Reorganization, the Surviving Fund's assets will be managed directly by JPMIM pursuant to an Advisory Agreement substantially similar to the agreement between the Master Portfolio and JPMIM.

DESCRIPTION OF JPMIM


    JPMIM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment adviser, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of March 31, 2001, JPMIM and certain of its affiliates provided investment management services with respect to assets of approximately $607.7 billion.


    Under the Advisory Agreement, JPMIM will be responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement will include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services to be provided to the Surviving Fund by JPMIM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

    EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.55%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pays 0.55% of average net assets to JPMIM for its advisory services. JPMIM may waive fees from time to time.

    Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.


    LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMIF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.



    DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMIF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMIF Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMIF.


PORTFOLIO MANAGER

    The portfolio management team for the Surviving Fund is led by Anne Lester, vice president, who joined the team in June of 2000 and has been at JPMorgan since 1992 and John M. Devlin, vice president, who joined the team in December of 1993 and has been at JPMorgan since 1986. Prior to managing this fund, Ms. Lester worked in the Product Development group and as a fixed income and currency trader and portfolio manger in Milan.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's objective in relation to expected movements in the general level of interest rates. The Surviving Fund may engage in short-term trading consistent with its objectives.

    In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission's staff.

    Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Trustees.

    It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the

Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

OTHER SERVICES


    The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the Merging Fund's and the Surviving Fund's distributor. An affiliate of the Distributor serves as sub-administrator for the Merging Fund and the Surviving Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.


    Morgan serves as administrator and shareholder servicing agent, BONY serves as fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent for the Surviving Fund. The services provided by Morgan and BONY include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, BONY will be responsible for the daily safekeeping of securities


    In connection with the Reorganization, the administration fee paid to Morgan will be increased on August 11, 2001, to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion (currently such assets are less than $25 billion). The Merging Fund currently pays Morgan, its administrator, an administration fee at an effective rate of 0.048% of its average daily net assets.


                                  PROPOSAL 2:
                              ELECTION OF TRUSTEES


    It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMF will continue to exist and operate. All shareholders of any series of JPMF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you were still a shareholder in JPMF, you are entitled to vote on this proposal. Shareholders of JPMIF are being asked to approve the same Trustees as are being proposed for JPMF.



    In connection with the recent merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of JPMF, certain current Trustees of JPMIF, current members of their respective Advisory Boards and certain Trustees of the former Chase Vista Funds. Each Nominee has consented to being named in this Combined Prospectus/Proxy Statement and has agreed to serve as a Trustee if elected. Each Trustee will hold office for a term of unlimited duration subject to the current retirement age of 70(1). The Trustees have no reason to believe that any Nominee will be unavailable for election.



    Shareholders of JPMIF are concurrently considering the election of the same individuals to the Board of Trustees of JPMIF. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of JPMIF and JPMF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.


    The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.


    (1) Each Nominee is grandfathered with respect to the mandatory retirement age for three years from the date of election.

    THE JPMF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.


VOTE REQUIRED


    The affirmative vote of the holders of more than 50% of the voting shares of JPMF present, in person or by proxy, at the joint Meeting is required to elect a Trustee of JPMF, provided that at least one-third of the outstanding shares of JPMF is represented at the joint Meeting, either in person or by proxy. In the event that the requisite vote is not reached, the current Trustees would remain as the only Trustees of JPMF.


    The following are the nominees:


    NAME OF NOMINEE AND CURRENT      TRUSTEE       BUSINESS EXPERIENCE AND PRINCIPAL OCCUPATIONS
    POSITION WITH FUND COMPLEX        SINCE   AGE           DURING THE PAST FIVE YEARS
-----------------------------------  -------  ---  ---------------------------------------------
William J. Armstrong--               Nominee  59   Retired; formerly Vice President and
  Trustee of certain other trusts                  Treasurer, Ingersoll- Rand Company. Address:
  in the Fund Complex.                             287 Hampshire Ridge, Park Ridge, NJ 07656.

Roland R. Eppley, Jr.--              Nominee  68   Retired; formerly President and Chief
  Trustee of certain other trusts                  Executive Officer, Eastern States Bankcard
  in the Fund Complex.                             Association Inc. (1971-1988); Director, Janel
                                                   Hydraulics, Inc.; formerly Director of The
                                                   Hanover Funds, Inc. Address: 105 Coventry
                                                   Place, Palm Beach Gardens, FL 33418.

Ann Maynard Gray--                   Nominee  55   Former President, Diversified Publishing
  Member of Advisory Board of the                  Group and Vice President, Capital
  Trust and certain other trusts in                Cities/ABC, Inc. Address: 1262, Rockrimmon
  the Fund Complex                                 Road, Stamford, CT 06903.

Matthew Healey--                      1982    63   Former Chief Executive Officer of the Trust
  Chairman of the Trust and certain                through April 2001; Chairman, Pierpont Group,
  other trusts in the Fund Complex                 since prior to 1993. Address: Pine Tree
                                                   Country Club Estates, 10286 Saint Andrews
                                                   Road, Boynton Beach, Florida 33436.

Fergus Reid, III*--                  Nominee  68   Chairman and Chief Executive Officer,
  Chairman of the Trust and certain                Lumelite Corporation, since September 1985;
  other trusts in the Fund Complex.                Trustee, Morgan Stanley Funds. Address: 202
                                                   June Road, Stamford, CT 06903.

James J. Schonbachler--              Nominee  58   Retired; Prior to September, 1998, Managing
  Member of Advisory Board of the                  Director, Bankers Trust Company and Group
  Trust and certain other trusts in                Head and Director, Bankers Trust A.G., Zurich
  the Fund Complex                                 and BT Brokerage Corp. Address: 3711
                                                   Northwind Court, Jupiter, FL 33477.

Leonard M. Spalding, Jr.*--          Nominee  65   Retired; formerly Chief Executive Officer of
  Trustee of certain other trusts                  Chase Mutual Funds Corp.; formerly President
  in the Fund Complex                              and Chief Executive Officer of Vista Capital
                                                   Management; and formerly Chief Investment
                                                   Executive of The Chase Manhattan Private
                                                   Bank. Address: 2025 Lincoln Park Road,
                                                   Springfield, KY 40069.

H. Richard Vartabedian--             Nominee  65   Former President of certain other trusts in
  Trustee of certain other trusts                  the Fund Complex through April 2001;
  in the Fund Complex.                             Investment Management Consultant; formerly,
                                                   Senior Investment Officer, Division Executive
                                                   of the Investment Management Division of The
                                                   Chase Manhattan Bank, N.A., 1980-1991.
                                                   Address: P.O. Box 296, Beach Road, Hendrick's
                                                   Head, Southport, ME 04576.


---------------------


  *  Mr. Spalding is deemed to be an "interested person" (as defined in the 1940
     Act) due to his ownership of equity securities of affiliates of JPMC. It is anticipated that Mr. Reid will be named Chairman of the Trust and therefore will be deemed to be an "interested person" of the Trust.

    The Board of Trustees and Advisory Board Members of JPMF each met five times during the 2000 calendar year, and each of the Trustees attended at least 75% of the meetings of the Board and any committee on which he or she serves.



    The Board of Trustees of JPMF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlauer, Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the 2000 calendar year.



    The Board of Trustees of JPMF presently has a Nominating Committee. The members of the Nominating Committee are Messrs. Addy, Eschenlauer, Burns and Mallardi. The function of the Nominating Committee is to nominate trustees, for the Board to consider. The Nominating Committee met one time during the 2000 calendar year.


REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:


    Each current Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of JPMIM is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by JPMIM. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves. Annually, each Trustee receives $75,000.



    Set forth below is information regarding compensation paid or accrued during the calendar year ended December 31, 2000 for each nominee of JPMF:



                                         COMPENSATION FROM       PENSION OR RETIREMENT  TOTAL COMPENSATION FROM
                                      "MORGAN FUND COMPLEX"(1)     BENEFITS ACCRUED        "FUND COMPLEX"(2)
                                     --------------------------  ---------------------  -----------------------
William J. Armstrong                               NA                  $ 41,781              $ 90,000(10)(3)

Roland R. Eppley, Jr.                              NA                  $ 58,206              $ 91,000(10)(3)

Ann Maynard Gray                              $75,000                        NA              $ 75,000(17)(3)

Matthew Healey(4)                             $75,000                        NA              $ 75,000(17)(3)

Fergus Reid, III, Trustee                          NA                  $110,091              $202,750(10)(3)

James J. Schonbachler                         $75,000                        NA              $ 75,000(17)(3)

Leonard M. Spalding, Jr.                           NA                  $ 35,335              $ 89,000(10)(3)

H. Richard Vartabedian                             NA                  $ 86,791              $134,350(10)(3)


---------------------


  1 The Morgan Fund Complex means registered investment companies advised by JPMIM.
  2 A Fund Complex generally means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies (as used herein, registered investment companies advised by JPMIM and J.P. Morgan Fleming Asset
     Management (USA) Inc.). The Fund Complex for which the nominees will serve includes 14 investment companies.
  3 Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.
  4  Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont
     Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.



    Inasmuch as the Morgan Fund Complex does not have any retirement plan for its Trustees and JPMC will also benefit from the administrative efficiencies of a consolidated board, JPMC has agreed to pay a one-time retirement package to the Trustees of the Morgan Fund Complex and the Advisory Board members who have volunteered to leave the Board of Trustees or Advisory Board of the Morgan Fund Complex prior to their normal retirement date. For each retiring Trustee, the retirement package is equal to three times the annual fee (which may increase) for the new combined Board per Trustee; for each retiring Advisory Board member, the retirement package is one and a half times the annual fee (which may increase) for the new combined Board per Trustee.

FORMER CHASE VISTA FUNDS' RETIREMENT PLAN AND DEFERRED COMPENSATION PLAN FOR ELIGIBLE TRUSTEES



    Effective August 21, 1995, the Trustees of the former Chase Vista Funds also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of
(1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan in furtherance of this determination agreed and to pay Trustees an amount of compensation equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was paid by Chase. Mssrs. Armstrong, Eppley, Reid, Spalding and Vartabedian, who are Nominees for Director, received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.



    Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may enter into agreements with such Funds whereby payment of the Trustees' fees are deferred until the payment dated elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Nominees who have elected to defer compensation under such plan.



    The Trustees decide upon general policies and are responsible for overseeing JPMF's business affairs. To assist the Trustees in exercising their overall supervisory responsibilities, each of JPF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMF paid Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. As part of the overall integration and rationalization of the Funds within the Fund Complex, it is anticipated that the Merging Fund and the Surviving Fund will terminate their agreements with Pierpont Group, Inc. in connection with the Reorganization. The consolidated Board of Trustees will instead look to counsel, auditors, Morgan and other service providers, as necessary.


    The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund, the Surviving Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

    MERGING FUND--For the fiscal years ended June 30, 1998, 1999 and 2000:
$4,318, $5,873 and $5,344, respectively.

    SURVIVING FUND--For the fiscal years ended June 30, 1998, 1999 and 2000:
$9,751, $10,569 and $10,326, respectively.

    MASTER PORTFOLIO--For the fiscal years ended June 30, 1998, 1999 and 2000:
$13,886, $16,444 and $15,670, respectively.


PRINCIPAL EXECUTIVE OFFICERS:



    JPMF's principal executive officers are listed below. The officers conduct and supervise the business operations of JPMF. The business address of each of the officers, unless otherwise noted, is J.P. Morgan

Fund Distributors, Inc., 1211 Avenue of Americas, New York, New York, 10036. The principal executive officers of JPMF are as follows:



NAME AND POSITION  AGE   PRINCIPAL OCCUPATION AND OTHER INFORMATION
-----------------  ----  ------------------------------------------
David Wezdenko      37   Vice President, J.P. Morgan Investment
  President and          Management Inc. Mr. Wezdenko is the Chief
  Treasurer              Operating Officer for the U.S. Mutual
                         Funds and Financial Intermediaries
                         Business. Since joining J.P. Morgan in
                         1996, he has held numerous financial and
                         operations related positions supporting
                         the J.P. Morgan pooled funds business.
Sharon Weinberg     41   Vice President, J.P. Morgan Investment
  Vice-President         Management Inc. Ms. Weinberg is head of
  and Secretary          Business and Product Strategy for the U.S.
                         Mutual Funds and Financial Intermediaries
                         business. Since joining J.P. Morgan in
                         1996 in New York, she has held numerous
                         positions throughout the asset management
                         business in mutual funds marketing, legal
                         and product development.


ACCOUNTANTS


    PricewaterhouseCoopers LLP serves as the Merging Fund's, the Surviving Fund's and the Master Portfolio's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and each Fund's federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when JPMF or JPMIF engages it to do so.


    AUDIT FEES. The aggregate fees paid to PriceWaterhouseCoopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $47,500.


    FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. There were no financial systems design and implementation services rendered by PriceWaterhouseCoopers LLP to the Merging Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000.


    ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PriceWaterhouseCoopers LLP to the Surviving Fund, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,400.

    The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION


    This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.



    Only the Merging Fund Shareholders of record at the close of business on April 6, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 1,245,754.621 Merging Fund voting shares. Each shareholder of the Merging Fund is entitled to the number of votes equal to the product of the number of shares owned multiplied by the net asset value per share on the record date.



    The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund voting shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund voting shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund voting shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the voting shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).


PROXIES


    All Merging Fund voting shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR (and therefore will have the effect of a vote against) the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on (and therefore will have the effect of a vote against) the Proposals.



    A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.


EXPENSES OF PROXY SOLICITATION


    JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund) will pay the cost of the preparation, printing and mailing to its shareholders of the Combined Prospectus/Proxy Statement, accompanying Notice of Meeting, form of proxy and any supplementary solicitation of its shareholders.



    It is expected that the cost of retaining D. F. King & Co., Inc., to assist in the proxy solicitation process for the fund complex will not exceed $200,000, which cost will be borne by JPMC.


ABSTENTIONS AND BROKER NON-VOTES

    In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES


    On the record date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund and the percentage of shares of the Surviving Fund that would be owned by such persons upon consummation of the Reorganization based upon their holdings at April 6, 2001 are as follows:



                                         AMOUNT        PERCENTAGE OF        PERCENTAGE OF
                                       OF SHARES     MERGING FUND OWNED  SURVIVING FUND OWNED
         NAME AND ADDRESS                OWNED         ON RECORD DATE     UPON CONSUMMATION
-----------------------------------  --------------  ------------------  --------------------
National Financial Services Corp     3,301,591.3810        13.25%               4.75%
for the Exclusive Benefit of Our
Customers
Attn: Mutual Funds - 5th fl
200 Liberty St - World Financial
New York NY 10281-1003
Ferrell Companies Inc 401(k)         2,339,081.5050        9.39%                3.37%
Investment Plan
Attn: RPS MGMT RPTG
PO Box 419784
Kansas City MO 64141-6784

    On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and share ownership of the persons who owned beneficially more than 5% of shares of the Surviving Fund and the percentage of shares of the Surviving Fund that would be owned by such person upon consummation of the Reorganization based upon their holdings at April 6, 2001 were as follows:



                                                      PERCENTAGE OF
                                         AMOUNT       SURVIVING FUND     PERCENTAGE OF
                                        OF SHARES        OWNED ON     SURVIVING FUND OWNED
         NAME AND ADDRESS                 OWNED        RECORD DATE     UPON CONSUMMATION
-----------------------------------  ---------------  --------------  --------------------
JPMIM as Agent for UNIFI Inc Prft     2,523,344.6200      5.67%              3.63%
Sharing Plan Tr JPM Inst Dvrsf Fund
Merrill Lynch Trust Co M/T
Attn: Fran Gentile
522 Fifth Avenue
New York NY 10036

Celtic Insurance Company Ltd          3,420,014.7170      7.68%              4.92%
Harold L. Maxon VP
c/o Procter & Gamble
2 Procter & Gamble Plaza TE-12
Cincinnati OH 45202

Wendel & Co FBO: The Marmon           3,149,972.9930      7.07%              4.53%
Retirement Master Trust
DTD 1/1/83-CTC
Illinois Trust Co
209 West Jackson Suite 7000
Chicago IL 60606-6907

Mgt of New York Deferred Profit      13,804,170.5780      30.99%             19.87%
Sharing Plan of Mgt of NY &
Affiliated Co for US Employees
American Century Services Inc
Attn: Steve Levitt
4500 Main Street
Kansas City MO 64111-1816

Newell Rubbermaid 401k Savings Plan   3,467,315.3690      7.78%              4.99%
Attn: Steven Levitt
4500 Main Street
Kansas City MO 64111-1816



                       ADDITIONAL INFORMATION ABOUT JPMF



    Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Prospectus and Statement of Additional information may be obtained without charge by calling 1-800-521-5411. JPMF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.



                       ADDITIONAL INFORMATION ABOUT JPMIF



    Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in JPMIF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.


                        FINANCIAL STATEMENTS AND EXPERTS

    The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal year ended June 30, 2000 and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended June 30, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

    The unaudited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund for the fiscal period ended December 31, 2000, and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal period ended December 31, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS


    The JPMF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


                                   LITIGATION


    Neither JPMF nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.


                             SHAREHOLDER INQUIRIES


    Shareholder inquiries may be addressed to JPMF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-521-5411.


                                     * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A
                      AGREEMENT AND PLAN OF REORGANIZATION


    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this 11th day of May, 2001 by and among J.P. Morgan Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Diversified Fund (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Institutional Diversified Fund (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.


    WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

    WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

    NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

    (a)  PLAN OF REORGANIZATION.


      (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Select Class share class in exchange for Shares of the Transferor Portfolio, with the amounts of shares to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by their respective custodians and J.P. Morgan Chase & Co. The determination of said parties shall be conclusive and binding on all parties in interest.


      (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

      (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

    (b)  EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.


      (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on September 1, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").


      (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

      (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

    (c)  VALUATION.

      (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

      (ii) The number of Select Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Select Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

The Acquiring Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.


    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.


    (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of December 31, 2000 there were outstanding 45,376,091 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and The Diversified Portfolio for the fiscal year ended June 30, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio and The Diversified Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and for The Diversified Portfolio for the fiscal period ended December 31, 2000 fairly present the financial position of the Acquiring Portfolio and The Diversified Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

    (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to December 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

      (i) NO MATERIAL ADVERSE CHANGE. Since December 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

    (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

    (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

    (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

    (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

The Transferor Trust represents and warrants as follows:

    (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

    (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.


    (c) CURRENT OFFERING DOCUMENTS. The current prospectuses and statements of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.


    (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of December 31, 2000 there were outstanding 21,535,238 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

    (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The Diversified Portfolio for the fiscal year ended June 30, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and

The Diversified Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP. The financial statements of the Transferor Trust with respect to the Transferor Portfolio and the Diversified Portfolio for the fiscal period ended December 31, 2000 fairly present the financial position of the Transferor Portfolio and The Diversified Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

    (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

    (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to December 31, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

    (h) NO MATERIAL ADVERSE CHANGE. Since December 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

      (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

    (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

    (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

    (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE ACQUIRING TRUST

The Acquiring Trust covenants to the following:

    (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and
(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

    (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

    (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRANSFEROR TRUST

The Transferor Trust covenants to the following:

    (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

    (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

    (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this
Section 5(c).

    (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

    (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

    (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since December 31, 2000.

    (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").


    (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of the Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by the immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on such holder date of the Reorganization); and
(v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.


7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

    (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

    (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since December 31, 2000.

    (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

    (d)  REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

    (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in
Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

    (f)  TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

    (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Board of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

    (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

    (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the

Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

    (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

    (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES

    The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years after the Exchange Date.

10. NOTICES

    Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

if to the Transferor Trust (for itself or on behalf of the Transferor
Portfolio):

60 State Street
Suite 1300
Boston, Massachusetts 02109

with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.

if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

60 State Street
Suite 1300
Boston, Massachusetts 02109
with a copy to:

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
Attention: John E. Baumgardner, Jr., Esq.


if to the adviser of the Transferor Trust:



522 Fifth Avenue
New York, NY 10036



if to the adviser of the Acquiring Trust:



522 Fifth Avenue
New York, NY 10036



if to J.P. Morgan Chase & Co.:



522 Fifth Avenue
New York, NY 10036


11. RELIANCE

    All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

    (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

    (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

    (e) The name "J.P. Morgan Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

    (f) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.


                                                   J.P. MORGAN INSTITUTIONAL FUNDS

                                                   on behalf of J.P. Morgan Institutional
                                                   Diversified Fund

                                                   By:  /s/
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

                                                   J.P. MORGAN FUNDS

                                                   on behalf of J.P. Morgan Diversified Fund

                                                   By:  /s/
                                                        --------------------------------------------
                                                        Name: Sharon Weinberg
                                                        Title: Vice President and Secretary

Agreed and acknowledged with respect to
Section 9:

J.P. MORGAN CHASE & CO.

By:  /s/
     --------------------------------------------
     Name: George Gatch
     Title: Managing Director

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                          J.P. MORGAN DIVERSIFIED FUND
                         A SERIES OF J.P. MORGAN FUNDS)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of JPMorgan Diversified Fund (the "Merging Fund"), a series of J.P. Morgan Funds ("JPF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling J.P. Morgan Diversified Fund at 1-800-521-5411.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in JPMF's Statement of Additional Information, which are incorporated herein by reference.

         The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION


         The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of May 11, 2001 by and among JPF, on behalf of the Merging Fund, and JPMF, on behalf of the Surviving Fund, and JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by JPMF in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of Shares in the Merging Fund will receive Select Class Shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPF.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of each of the Merging Fund and the Surviving Fund contained in their respective Annual Reports dated June 30, 2000, and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Annual Report dated June 30, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements and notes thereto and supplementary data, as applicable, of the Surviving Fund's, the Merging Fund's and the Master Portfolio's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio for the fiscal year ended June 30, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

         The unaudited financial highlights, financial statements and notes thereto of the Merging Fund and the Surviving Fund contained in their respective Semi-Annual Reports dated December 31, 2000, and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio contained in its Semi-Annual Report dated December 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000

        SHARES/PRINCIPAL AMOUNT                                                                               VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO         PRO FORMA                                                                 PRO          PRO
                  FORMA         SHARES/                                                                 FORMA        FORMA
 ACTUAL        ADJUSTMENTS     PRINCIPAL                                                  ACTUAL     ADJUSTMENTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES - 4.9%

   $2,075,700                $2,075,700   AmeriCredit Automobile Receivables
                                             Trust,  Series 2000 A, Class A2
                                             SEQ, 6.54%, 10/14/02                      $    2,075,377                $    2,075,377
   10,000,000                10,000,000   Associates Automobile Receivables
                                             Trust, Series 2000-2, Class A3
                                             SEQ, 6.82%, 2/15/05                           10,153,130                    10,153,130
    3,204,198                 3,204,198   Capital Auto Receivables Asset Trust,
                                             Series 1999-1, Class A2 SEQ, 5.58%,
                                             6/15/02                                        3,194,168                     3,194,168
    5,050,000                 5,050,000   CNH Equipment Trust, Series 2000 A,
                                             Class A3 SEQ, 7.14%, 8/15/04                   5,116,761                     5,116,761
    3,200,000                 3,200,000   Daimler-Benz Vehicle Trust, Series 1998 A,
                                             Class A4 SEQ, 5.22%, 12/22/03                  3,174,976                     3,174,976
    1,894,058                 1,894,058   EQCC Home Equity Loan Trust, Series
                                             1997-3, Class A8, 6.41%, 12/15/04              1,906,483                     1,906,483
    3,500,000                 3,500,000   First USA Credit Card Master Trust,
                                             Series 1997-6, Class A, 6.42%,
                                             3/17/05                                        3,522,960                     3,522,960
    5,000,000                 5,000,000   Ford Credit Auto Owner Trust, Series
                                             2000 D, Class A4 SEQ, 7.13%, 7/15/04           5,096,095                     5,096,095
    4,810,000                 4,810,000   Green Tree Home Improvement Loan Trust,
                                             Series 1999 E, Class A3 SEQ, 7.18%,
                                             6/15/15                                        4,808,499                     4,808,499
    6,700,000                 6,700,000   LB Commercial Conduit Mortgage Trust,
                                             Series 1998 C1, Class A3 SEQ, 6.48%,
                                             1/18/08                                        6,708,375                     6,708,375
    3,265,000                 3,265,000   Residential Asset Securities Corp., Series
                                             2000 KS5, Class AI1 SEQ, 7.21%, 9/25/16        3,278,354                     3,278,354
                                                                                       --------------                --------------

TOTAL ASSET-BACKED SECURITIES                                                              49,035,178                    49,035,178
   (Cost $48,316,519)                                                                  --------------                --------------

 COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%

    5,300,000                 5,300,000   Asset Securitization Corp., Series 1997 D5,
                                             Class A1D SEQ, 6.85%, 2/14/41                  5,339,750                     5,339,750
    8,000,000                 8,000,000   Chase Manhattan Bank-First Union National
                                             Bank, Series 1999-1, Class A2 SEQ, 7.44%,
                                             7/15/09                                        8,462,504                     8,462,504
    3,600,000                 3,600,000   Commercial Mortgage Acceptance Corp.,
                                             Series 1998 C2, Class A2 SEQ, 6.03%,
                                             3/15/08                                        3,520,127                     3,520,127
      480,000                   480,000   CS First Boston Mortgage Securities Corp.,
                                             Series 1999 C1, Class A2 SEQ, 7.29%,
                                             9/15/09                                          501,900                       501,900
    5,470,705                 5,470,705   First Nationwide Trust, Series 1999-4, Class
                                             3PA1, SEQ, 6.50%, 10/19/29                     5,364,683                     5,364,683
    8,000,000                 8,000,000   First Union Commercial Mortgage Securities,
                                             Inc., Series 1997 C1, Class A3 SEQ,
                                             7.38%, 4/18/07                                 8,402,504                     8,402,504
      199,528                   199,528   GE Capital Mortgage Services, Inc., Series
                                             1995-10, Class B2, 7.00%, 10/25/10               191,377                       191,377
    3,000,000                 3,000,000   LB-UBS Commerical Mortgage Trust, Series
                                             2000 C3, Class A2 SEQ, 7.95%, 1/15/10          3,277,500                     3,277,500
    6,000,000                 6,000,000   Merrill Lynch Mortgage Investors, Inc.,
                                             Series 1998 C2, Class A2 SEQ, 6.39%,
                                             2/15/30                                        5,969,064                     5,969,064
   $4,598,397                $4,598,397   Morgan Stanley Capital I, Series 1999 WF1,
                                             Class A1 SEQ, 5.91%, 4/15/08                   4,571,124                     4,571,124
      120,000                   120,000   PNC Mortgage Acceptance Corp., Series
                                             2000 C2, Class A2 SEQ, 7.30%, 9/12/10            125,426                       125,426
    8,220,000                 8,220,000   PNC Mortgage Acceptance Corp., Series
                                             2000 C1, Class A2 SEQ, 7.61%, 2/15/10          8,751,735                     8,751,735
    2,500,000                 2,500,000   SACO I Inc. Series 1997-2, Class 1A5 SEQ,
                                             7.00%, 8/25/36                                 2,402,735                     2,402,735
                                                                                       --------------                --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                  56,880,429                    56,880,429
   (Cost $54,444,185)                                                                  --------------                --------------

 COMMON STOCKS - 59.7%

CAPITAL MARKETS - 1.1%

SECURITIES & ASSET MANAGEMENT - 1.1%
        3,800                     3,800   American Capital Strategies                          95,713                        95,713
       12,200                    12,200   Edwards (A.G.), Inc.                                578,738                       578,738
        7,800                     7,800   Espeed Inc.+                                        122,363                       122,363
       13,931                    13,931   Fimatex(i)(s)+                                       90,118                        90,118
       38,700                    38,700   Goldman Sachs Group, Inc. (The)                   4,138,480                     4,138,480
        9,000                     9,000   John Hancock Financial Services, Inc.               338,625                       338,625
       14,100                    14,100   Lehman Brothers Holdings Inc.                       953,512                       953,512
       50,600                    50,600   Merrill Lynch & Co., Inc.                         3,450,287                     3,450,287
       11,100                    11,100   Ocwen Financial Corp.+                               70,763                        70,763
        5,700                     5,700   Stilwell Financial Inc.                             224,794                       224,794
       30,600                    30,600   TD Waterhouse Group, Inc.+                          405,450                       405,450
        3,700                     3,700   W.P. Stewart & Co., Ltd.+                            96,200                        96,200
                                                                                       --------------                --------------
                                                                                           10,565,043                    10,565,043
                                                                                       --------------                --------------
COMPUTER HARDWARE - 3.3%

COMPUTER HARDWARE & BUSINESS MACHINES - 3.3%
       13,258                    13,258   Avaya Inc.+                                        136,723                        136,723
      349,400                   349,400   Cisco Systems Inc.+                             13,364,550                     13,364,550
      151,800                   151,800   Compaq Computer Corp.                            2,284,590                      2,284,590
      120,300                   120,300   Dell Computer Corp.+                             2,097,731                      2,097,731
       88,500                    88,500   EMC Corp. (Mass.)+                               5,885,250                      5,885,250
       34,000                    34,000   Hewlett-Packard Co.                              1,073,125                      1,073,125
        9,200                     9,200   Lexar Media Inc.+                                    8,625                          8,625
        6,800                     6,800   M-Systems Flash Disk Pioneers+                      94,775                         94,775
       14,400                    14,400   Network Appliances, Inc.+                          924,300                        924,300
        7,800                     7,800   Optimal Robotics Corp.+                            261,788                        261,788
        7,800                     7,800   Pitney Bowes, Inc.                                 258,375                        258,375
       16,100                    16,100   Quantum Corp. - DLT & Storage Systems+             214,331                        214,331
        2,500                     2,500   Redback Networks Inc.+                             102,500                        102,500
      214,900                   214,900   Sun Microsystems, Inc.+                          5,990,338                      5,990,338
        7,784                     7,784   Trintech Group Plc ADR(i)(s)+                       89,160                         89,160
                                                                                       --------------                --------------
                                                                                          32,786,161                     32,786,161
                                                                                       --------------                --------------
CONSUMER CYCLICAL - 2.2%

AIRLINES - 0.3%
        8,200                     8,200   AMR Corp.+                                         321,338                        321,338
       21,000                    21,000   Singapore Airlines Ltd.(i)(s)                      208,305                        208,305


The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

        SHARES/PRINCIPAL AMOUNT                                                                               VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO         PRO FORMA                                                                 PRO          PRO
                  FORMA         SHARES/                                                                 FORMA        FORMA
 ACTUAL        ADJUSTMENTS     PRINCIPAL                                                  ACTUAL     ADJUSTMENTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       10,800                    10,800   SkyWest, Inc.                                $      310,500                $      310,500
       54,400                    54,400   Southwest Airlines Co.                            1,824,031                     1,824,031
                                                                                       --------------                --------------
                                                                                            2,664,174                     2,664,174
                                                                                       --------------                --------------
APPAREL & TEXTILES - 0.1%
        3,100                     3,100   Coach, Inc.+                                         89,125                        89,125
       14,200                    14,200   Jones Apparel Group, Inc.+                          457,063                       457,063
        8,400                     8,400   NIKE, Inc.                                          468,825                       468,825
        4,000                     4,000   Skechers U.S.A. Inc.+                                62,000                        62,000
        4,800                     4,800   Vans, Inc.+                                          81,300                        81,300
       24,400                    24,400   Wellman Inc.                                        344,650                       344,650
                                                                                       --------------                --------------
                                                                                            1,502,963                     1,502,963
                                                                                       --------------                --------------
CONSUMER DURABLES - 0.5%
       41,704                    41,704   Carphone Warehouse Group Plc(i)(s)+                 121,468                       121,468
        6,908                     6,908   Christian Dior S.A.(i)(s)                           331,099                       331,099
        5,000                     5,000   Fuji Photo Film Co. Ltd.(i)(s)                      209,282                       209,282
        2,784                     2,784   Genset S.A.(i)(s)+                                  115,009                       115,009
       36,826                    36,826   Koninklijke Philips Electronics
                                              NV(i)(s)                                      1,349,123                     1,349,123
       45,000                    45,000   Matsushita Electric Industrial Co.,
                                              Ltd.(i)(s)                                    1,075,744                     1,075,744
        2,600                     2,600   Nintendo Co., Ltd.(i)(s)                            409,580                       409,580
        4,000                     4,000   Pioneer Corp(i)(s)                                  106,830                       106,830
        9,600                     9,600   Sony Corp.(i)(s)                                    664,098                       664,098
          209                       209   The Swatch Group AG, B Shares(i)(s)                 261,169                       261,169
                                                                                       --------------                --------------
                                                                                            4,643,402                     4,643,402
                                                                                       --------------                --------------
HOTELS - 0.2%
       57,700                    57,700   Hilton Hotels Corp.                                 605,850                       605,850
       22,000                    22,000   Marriott International, Inc.                        929,500                       929,500
       26,200                    26,200   Starwood Hotels & Resorts Worldwide, Inc.           923,550                       923,550
                                                                                       --------------                --------------
                                                                                            2,458,900                     2,458,900
                                                                                       --------------                --------------
MOTOR VEHICLES & PARTS - 1.0%
        2,500                     2,500   Borg-Warner Automotive, Inc.                        100,000                       100,000
        6,300                     6,300   Daimlerchrysler AG(i)(s)                            264,634                       264,634
       24,900                    24,900   Dana Corp.                                          381,281                       381,281
       65,500                    65,500   Delphi Automotive Systems                           736,875                       736,875
       87,600                    87,600   Ford Motor Co.                                    2,053,124                     2,053,124
        4,000                     4,000   Fuji Heavy Industries Ltd.(i)(s)                     24,308                        24,308
       57,200                    57,200   General Motors Corp.                              2,913,624                     2,913,624
        4,500                     4,500   Gentex Corp.+                                        83,813                        83,813
       11,000                    11,000   Honda Motor Co., Ltd.(i)(s)                         410,333                       410,333
       11,700                    11,700   Johnson Controls, Inc.                              608,400                       608,400
        7,400                     7,400   Monaco Coach Corp.+                                 130,888                       130,888
      114,000                   114,000   Nissan Motor Co., Ltd.(i)(s)+                       656,848                       656,848
        2,196                     2,196   PSA Peugeot Citreon(i)(s)                           499,569                       499,569
       29,500                    29,500   Toyota Motor Corp.(i)(s)                            942,863                       942,863
                                                                                       --------------                --------------
                                                                                            9,806,560                     9,806,560
                                                                                       --------------                --------------
PUBLISHING - 0.0%(z)
        2,100                     2,100   Knight-Ridder, Inc.                                 119,438                       119,438
        5,400                     5,400   New York Times Co. (The) Cl A                       216,338                       216,338
                                                                                       --------------                --------------
                                                                                              335,776                       335,776
                                                                                       --------------                --------------
RESTAURANTS - 0.1%
        1,600                     1,600   California Pizza Kitchen Inc.+                       45,200                        45,200
       31,700                    31,700   McDonald's Corp.                                  1,077,800                     1,077,800
                                                                                       --------------                --------------
                                                                                            1,123,000                     1,123,000
                                                                                       --------------                --------------
                                                                                           22,534,775                    22,534,775
                                                                                       --------------                --------------
CONSUMER SERVICES - 2.0%

ENTERTAINMENT - 0.4%
        5,600                     5,600   American Classic Voyages Co.+                        78,400                        78,400
       84,200                    84,200   Viacom, Inc. Cl B+                                3,936,349                     3,936,349
                                                                                       --------------                --------------
                                                                                            4,014,749                     4,014,749
                                                                                       --------------                --------------
LEISURE - 0.5%
       18,415                    18,415   Amadeus Global Travel Distribution
                                              S.A.(i)(s)+                                     136,587                       136,587
        7,500                     7,500   Anchor Gaming+                                      292,500                       292,500
        6,800                     6,800   Concord Camera Corp.+                               112,200                       112,200
       30,600                    30,600   Eastman Kodak Co.                                 1,204,875                     1,204,875
       50,918                    50,918   Granada Compass Plc(i)(s)+                          545,686                       545,686
       10,500                    10,500   Harley-Davidson, Inc.                               417,375                       417,375
       27,500                    27,500   Hasbro, Inc.                                        292,188                       292,188
       71,300                    71,300   Hilton Group Plc(i)(s)                              222,580                       222,580
       14,000                    14,000   International Game Technology+                      672,000                       672,000
        8,400                     8,400   Mattel, Inc.                                        121,296                       121,296
        1,300                     1,300   Namco Ltd.(i)(s)                                     23,905                        23,905
        1,600                     1,600   Oriental Land Co., Ltd.(i)(s)                       107,180                       107,180
        7,600                     7,600   Penn National Gaming Inc.+                           77,425                        77,425
       10,568                    10,568   Scottish & Newcastle Plc(i)(s)                       74,189                        74,189
       12,400                    12,400   Station Casinos, Inc.+                              185,225                       185,225
        7,300                     7,300   WMS Industries Inc.+                                146,913                       146,913
                                                                                       --------------                --------------
                                                                                            4,632,124                     4,632,124
                                                                                       --------------                --------------
MEDIA - 1.1%
       69,800                    69,800   AT&T Corp. - Liberty Media Group Cl A+              946,663                       946,663
       27,012                    27,012   British SKY Broadcasting Plc(i)(s)                  452,285                       452,285
       87,100                    87,100   Comcast Corp. Cl A+                               3,636,425                     3,636,425
       11,400                    11,400   Fox Entertainment Group, Inc. Cl A+                 203,775                       203,775
       10,100                    10,100   Gannett Co., Inc.                                   636,931                       636,931
        8,200                     8,200   HEARST-ARGYLE Television Inc.+                      167,588                       167,588
       11,981                    11,981   Pearson Plc(i)(s)                                   284,538                       284,538
       15,000                    15,000   Singapore Press Holdings(i)(s)                      221,453                       221,453
       85,300                    85,300   Time Warner Inc.                                  4,456,071                     4,456,071
        5,039                     5,039   VNU NV(i)(s)                                        247,668                       247,668
                                                                                       --------------                --------------
                                                                                           11,253,397                    11,253,397
                                                                                       --------------                --------------
                                                                                           19,900,270                    19,900,270
                                                                                       --------------                --------------
CONSUMER STABLE - 3.7%

FOOD & BEVERAGE - 1.8%
       15,000                    15,000   Ajinomoto Co., Inc.(i)(s)                           195,053                       195,053
       49,000                    49,000   Asahi Breweries, Ltd.(i)(s)                         499,869                       499,869
       34,415                    34,415   British American Tobacco Plc(i)(s)                  262,032                       262,032
       29,600                    29,600   Cadbury Schweppes Plc(i)(s)                         204,702                       204,702
       59,600                    59,600   Coca-Cola Co. (The)                               3,631,874                     3,631,874
       83,167                    83,167   Foster's Brewing Group Ltd.(i)(s)                   218,119                       218,119
       20,900                    20,900   Gallagher Group Plc(i)(s)                           132,674                       132,674


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

        SHARES/PRINCIPAL AMOUNT                                                                               VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO         PRO FORMA                                                                 PRO          PRO
                  FORMA         SHARES/                                                                 FORMA        FORMA
 ACTUAL        ADJUSTMENTS     PRINCIPAL                                                  ACTUAL     ADJUSTMENTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        1,900                     1,900   General Mills, Inc.                          $       84,669                $       84,669
        2,629                     2,629   Groupe Danone(i)(s)                                 396,411                       396,411
        7,412                     7,412   Heineken Holding NV(i)(s)                           313,154                       313,154
        4,208                     4,208   Heineken NV(i)(s)                                   254,629                       254,629
       36,700                    36,700   Heinz (H.J.) Co.                                  1,740,956                     1,740,956
        2,000                     2,000   Hershey Foods Corp.                                 128,750                       128,750
       11,000                    11,000   KAO Corp.(i)(s)                                     319,790                       319,790
        7,900                     7,900   Keebler Foods Co.                                   327,356                       327,356
       24,700                    24,700   Kellogg Co.                                         648,375                       648,375
      114,916                   114,916   Lion Nathan Ltd.(i)(s)                              258,827                       258,827
          808                       808   Nestle S.A.(i)(s)+                                1,884,752                     1,884,752
       17,000                    17,000   Nippon Meat Packers, Inc.(i)(s)                     231,629                       231,629
        6,610                     6,610   Numico NV(i)(s)                                     332,641                       332,641
       27,800                    27,800   PepsiCo, Inc.                                     1,377,838                     1,377,838
       13,000                    13,000   Quaker Oats Co. (The)                             1,265,875                     1,265,875
       24,800                    24,800   Reckitt Benckiser Plc(i)(s)                         341,532                       341,532
       28,000                    28,000   Snow Brand Milk Products Co.,
                                              Ltd.(i)(s)                                       96,357                        96,357
       42,700                    42,700   Unilever NV New York Shares(i)                    2,687,431                     2,687,431
       35,900                    35,900   Unilever Plc(i)(s)                                  307,255                       307,255
                                                                                       --------------                --------------
                                                                                           18,142,550                    18,142,550
                                                                                       --------------                --------------
HOME PRODUCTS - 1.0%
        8,200                     8,200   Alberto-Culver Co. Cl B                             351,063                       351,063
       16,500                    16,500   Clorox Co.                                          585,750                       585,750
       17,200                    17,200   Estee Lauder Companies, Inc.                        753,575                       753,575
       91,900                    91,900   Gillette Co.                                      3,319,888                     3,319,888
       69,600                    69,600   Procter & Gamble Co. (The)                        5,459,249                     5,459,249
                                                                                       --------------                --------------
                                                                                           10,469,525                    10,469,525
                                                                                       --------------                --------------
TOBACCO - 0.9%
      203,800                   203,800   Philip Morris Companies Inc.                      8,967,199                     8,967,199
                                                                                       --------------                --------------
                                                                                           37,579,274                    37,579,274
                                                                                       --------------                --------------
ENERGY - 4.4%

ENERGY RESERVES & PRODUCTION - 3.0%
        6,500                     6,500   Abraxas Petroleum Corp.+                             28,438                        28,438
        9,100                     9,100   Anadarko Petroleum Corp.                            646,828                       646,828
          300                       300   Apache Corp.                                         21,019                        21,019
       69,500                    69,500   Chevron Corp.                                     5,868,406                     5,868,406
        3,200                     3,200   Devon Energy Corp.                                  195,104                       195,104
        3,000                     3,000   Evergreen Resources, Inc.+                          115,875                       115,875
      154,000                   154,000   Exxon Mobil Corp.                                13,388,375                    13,388,375
       10,400                    10,400   Newfield Exploration Co.+                           493,350                       493,350
      143,300                   143,300   Royal Dutch Petroleum Co. New York
                                              Shares(i)                                     8,678,606                     8,678,606
        8,500                     8,500   Spinnaker Exploration Co.+                          361,250                       361,250
        5,900                     5,900   Westport Resources Corp.+                           129,431                       129,431
          300                       300   Williams Companies, Inc. (The)                       11,981                        11,981
                                                                                       --------------                --------------
                                                                                           29,938,663                    29,938,663
                                                                                       --------------                --------------
OIL REFINING - 0.3%
        5,000                     5,000   Conoco Inc. Cl A                                    143,125                       143,125
       40,200                    40,200   Texaco Inc.                                       2,497,425                     2,497,425
                                                                                       --------------                --------------
                                                                                            2,640,550                     2,640,550
                                                                                       --------------                --------------
OIL SERVICES - 1.1%
       33,600                    33,600   Baker Hughes Inc.                                 1,396,500                     1,396,500
      245,982                   245,982   BP Amoco Plc(i)(s)                                1,984,022                     1,984,022
       23,426                    23,426   Broken Hill Proprietary Co.(i)(s)+                  246,743                       246,743
       11,900                    11,900   Cooper Cameron Corp.+                               786,144                       786,144
        6,200                     6,200   Core Laboratories NV+                               169,338                       169,338
        2,400                     2,400   Diamond Offshore Drilling, Inc.                      96,000                        96,000
      111,211                   111,211   ENI SpA(i)(s)                                       710,013                       710,013
        6,200                     6,200   Global Industries, Ltd.+                             84,863                        84,863
       48,200                    48,200   Global Marine Inc.+                               1,367,675                     1,367,675
        4,300                     4,300   Gulf Island Fabrication, Inc.+                       78,206                        78,206
        2,600                     2,600   Halliburton Co.                                      94,250                        94,250
       28,800                    28,800   McDermott International, Inc.                       309,600                       309,600
       14,300                    14,300   National-Oilwell, Inc.+                             553,231                       553,231
       22,840                    22,840   Repsol YPF S.A.(i)(s)                               364,977                       364,977
       11,482                    11,482   Royal Dutch Petroleum Co.(i)(s)                     703,516                       703,516
       11,393                    11,393   Total Fina Elf S.A. Cl B(i)(s)+                   1,694,349                     1,694,349
                                                                                       --------------                --------------
                                                                                           10,639,427                    10,639,427
                                                                                       --------------                --------------
                                                                                           43,218,640                    43,218,640
                                                                                       --------------                --------------
FINANCE - 9.5%

BANKS - 5.0%
       35,800                    35,800   Amsouth Bancorp.                                    545,950                       545,950
       35,100                    35,100   Australia & New Zealand Banking
                                             Group Ltd.(i)(s)                                 280,457                       280,457
       65,709                    65,709   Banco Bilbao Vizcaya Argentaria
                                             S.A.(i)(s)                                       977,831                       977,831
       58,900                    58,900   Bank of America Corp.                             2,702,038                     2,702,038
       36,000                    36,000   Bank of Fukuoka Ltd.(i)(s)                          153,835                       153,835
       45,000                    45,000   Bank of Tokyo-Mitsubishi, Ltd.(i)(s)                448,030                       448,030
      100,700                   100,700   Bank One Corp.                                    3,688,137                     3,688,137
        9,300                     9,300   Banknorth Group Inc.                                185,419                       185,419
       26,400                    26,400   Barclays Plc(i)(s)                                  817,040                       817,040
       11,830                    11,830   BNP Paribas(i)(s)                                 1,038,499                     1,038,499
      294,600                   294,600   Citigroup Inc.                                   15,043,012                    15,043,012
        5,700                     5,700   City National Corp.                                 221,231                       221,231
       20,511                    20,511   Commerzbank AG(i)(s)                                594,859                       594,859
       31,900                    31,900   Commonwealth Bank of Australia(i)(s)                547,779                       547,779
       70,246                    70,246   Credito Emiliano SpA(i)(s)                          307,339                       307,339
       13,379                    13,379   DBS Group Holdings Ltd.(i)(s)                       151,227                       151,227
       17,667                    17,667   Dresdner Bank AG(i)(s)                              770,474                       770,474
      111,900                   111,900   First Union Corp.                                 3,112,219                     3,112,219
        1,000                     1,000   Fleet Boston Financial Corp.                         37,563                        37,563
       20,900                    20,900   Hang Seng Bank Ltd.(i)(s)                           281,350                       281,350
        8,200                     8,200   Hibernia Corp. Cl A                                 104,550                       104,550
      136,567                   136,567   HSBC Holdings Plc(i)(s)                           2,010,422                     2,010,422
        1,100                     1,100   Irwin Financial Corp.                                23,306                        23,306
       38,900                    38,900   KeyCorp                                           1,089,200                     1,089,200
       42,465                    42,465   Lloyds TSB Group Plc(i)(s)                          449,070                       449,070
          101                       101   Mizuho Holdings Inc.(i)(s)                          626,165                       626,165
       22,300                    22,300   National Commerce Bancorp.                          551,925                       551,925


The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

        SHARES/PRINCIPAL AMOUNT                                                                               VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO         PRO FORMA                                                                 PRO          PRO
                  FORMA         SHARES/                                                                 FORMA        FORMA
 ACTUAL        ADJUSTMENTS     PRINCIPAL                                                  ACTUAL     ADJUSTMENTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       10,600                    10,600   Net.B@nk, Inc.+                              $       69,563                $       69,563
        7,800                     7,800   Pacific Century Financial Corp.                     137,963                       137,963
       35,100                    35,100   PNC Bank Corp.                                    2,564,494                     2,564,494
       35,600                    35,600   Royal Bank of Scotland Plc(i)(s)                    841,213                       841,213
       42,000                    42,000   Sumitomo Bank Ltd.(i)(s)                            431,401                       431,401
       65,000                    65,000   Sumitomo Trust & Banking Co., Ltd.(i)(s)            442,250                       442,250
       20,000                    20,000   Summit Bancorp                                      763,750                       763,750
        8,600                     8,600   SunTrust Banks, Inc.                                541,800                       541,800
      160,800                   160,800   U.S. Bancorp                                      4,693,349                     4,693,349
       10,328                    10,328   UBS AG(i)(s)                                      1,685,749                     1,685,749
      106,406                   106,406   Unicredito Italiano SpA(i)(s)                       556,456                       556,456
                                                                                       --------------                --------------
                                                                                           49,486,915                    49,486,915
                                                                                       --------------                --------------
FINANCIAL SERVICES - 4.0%
        7,300                     7,300   3I Group Plc(i)(s)                                  134,987                       134,987
        1,850                     1,850   Aiful Corp.(i)(s)                                   151,143                       151,143
       18,200                    18,200   Allied Capital Corp.                                379,925                       379,925
       16,400                    16,400   American Express Co.                                900,975                       900,975
        9,000                     9,000   AmeriCredit Corp.+                                  245,250                       245,250
       13,000                    13,000   Amvescap Plc(i)(s)                                  266,796                       266,796
       22,100                    22,100   AON Corp.                                           756,925                       756,925
       44,000                    44,000   Capital One Financial Corp.                       2,895,750                     2,895,750
      105,300                   105,300   Cendant Corp.+                                    1,013,513                     1,013,513
       32,200                    32,200   CIT Group Inc.                                      648,025                       648,025
        2,295                     2,295   Consors Discount-Broker AG(i)(s)+                   130,146                       130,146
       21,900                    21,900   Countrywide Credit Industries, Inc.               1,100,475                     1,100,475
       10,300                    10,300   Doral Financial Corp.                               249,131                       249,131
       29,800                    29,800   Fannie Mae                                        2,585,150                     2,585,150
       24,400                    24,400   Federal Home Loan Mortgage Corp.                  1,680,550                     1,680,550
      418,400                   418,400   General Electric Co. (U.S.)                      20,057,049                    20,057,049
        6,800                     6,800   Household International, Inc.                       374,000                       374,000
       18,297                    18,297   ING Groep NV(i)(s)                                1,461,561                     1,461,561
        5,000                     5,000   MBNA Corp.                                          184,688                       184,688
       10,100                    10,100   Medallion Financial Corp.                           147,713                       147,713
       13,200                    13,200   NextCard Inc.+                                      105,600                       105,600
       54,000                    54,000   Nomura Securities Co., Ltd.(i)(s)                   971,716                       971,716
        1,700                     1,700   Orix Corp.(i)(s)                                    170,595                       170,595
        3,300                     3,300   Promise Co., Ltd.(i)(s)                             234,063                       234,063
       59,000                    59,000   Providian Financial Corp.                         3,392,499                     3,392,499
                                                                                       --------------                --------------
                                                                                           40,238,225                    40,238,225
                                                                                       --------------                --------------
THRIFTS - 0.5%
        5,100                     5,100   Bank United Corp.                                   347,756                       347,756
       20,400                    20,400   Dime Bancorp, Inc.                                  603,075                       603,075
       10,500                    10,500   GreenPoint Financial Corp.                          429,844                       429,844
        8,000                     8,000   Sovereign Bancorp Inc.                               65,000                        65,000
       59,600                    59,600   Washington Mutual, Inc.                           3,162,524                     3,162,524
        6,500                     6,500   Waypoint Financial Corp.+                            71,500                        71,500
                                                                                       --------------                --------------
                                                                                            4,679,699                     4,679,699
                                                                                       --------------                --------------
                                                                                           94,404,839                    94,404,839
                                                                                       --------------                --------------
HEALTH SERVICES & SYSTEMS - 2.0%

MEDICAL PRODUCTS & SUPPLIES - 1.4%
       46,000                    46,000   Abbott Laboratories                               2,228,125                     2,228,125
       11,500                    11,500   Bard (C.R.), Inc.                                   535,469                       535,469
       33,100                    33,100   Becton Dickinson & Co.                            1,146,088                     1,146,088
       51,600                    51,600   Boston Scientific Corp.+                            706,275                       706,275
        1,000                     1,000   Ciphergen Biosystems Inc.+                           13,250                        13,250
        7,500                     7,500   Cyberonics, Inc.+                                   174,375                       174,375
       27,300                    27,300   Guidant Corp.+                                    1,472,494                     1,472,494
        9,500                     9,500   I-STAT Corp.+                                       251,156                       251,156
       55,700                    55,700   Johnson & Johnson                                 5,851,980                     5,851,980
        6,500                     6,500   Medtronic, Inc.                                     392,438                       392,438
        3,600                     3,600   Physiometrix, Inc.+                                  57,375                        57,375
       14,600                    14,600   St. Jude Medical, Inc.+                             896,988                       896,988
       10,500                    10,500   Staar Surgical Co.+                                 131,906                       131,906
        1,000                     1,000   Wilson Greatbatch Technologies Inc.+                 28,250                        28,250
                                                                                       --------------                --------------
                                                                                           13,886,169                    13,886,169
                                                                                       --------------                --------------
MEDICAL PROVIDERS & SERVICES - 0.6%
        2,400                     2,400   Accredo Health Inc.+                                120,450                       120,450
        2,600                     2,600   Aetna Inc.+                                         106,763                       106,763
        5,900                     5,900   Charles River Laboratories+                         161,513                       161,513
        4,500                     4,500   Deltagen Inc.+                                       46,969                        46,969
       64,600                    64,600   HCA - The Healthcare Co.                          2,843,045                     2,843,045
       20,300                    20,300   Hooper Holmes, Inc.                                 224,518                       224,518
        8,900                     8,900   Omnicare, Inc.                                      192,463                       192,463
       55,400                    55,400   Tenet Healthcare Corp.+                           2,461,837                     2,461,837
        7,600                     7,600   Triad Hospitals Inc.+                               247,475                       247,475
                                                                                       --------------                --------------
                                                                                            6,405,033                     6,405,033
                                                                                       --------------                --------------
                                                                                           20,291,202                    20,291,202
                                                                                       --------------                --------------
INDUSTRIAL CYCLICAL - 7.2%

CHEMICALS - 1.2%
       47,400                    47,400   Air Products & Chemicals, Inc.                    1,943,399                     1,943,399
        9,600                     9,600   Albemarle Corp.                                     237,600                       237,600
       18,895                    18,895   BASF AG(i)(s)                                       854,542                       854,542
       15,493                    15,493   Bayer AG(i)(s)                                      812,688                       812,688
       57,700                    57,700   Dow Chemical Co.                                  2,113,262                     2,113,262
       18,120                    18,120   GenTek Inc.                                         298,980                       298,980
       15,700                    15,700   Georgia Gulf Corp.                                  267,881                       267,881
        2,800                     2,800   Minerals Technologies Inc.                           95,725                        95,725
      208,000                   208,000   Mitsubishi Chemical Corp.(i)(s)                     548,231                       548,231
       22,400                    22,400   PPG Industries, Inc.                              1,037,400                     1,037,400
       28,800                    28,800   Praxair, Inc.                                     1,278,000                     1,278,000
       45,400                    45,400   Rohm and Haas Co.                                 1,648,587                     1,648,587
          943                       943   Syngenta AG(i)(s)+                                   50,627                        50,627
       36,000                    36,000   Tokuyama Corp.(i)(s)                                141,856                       141,856
                                                                                       --------------                --------------
                                                                                           11,328,778                    11,328,778
                                                                                       --------------                --------------
CONSTRUCTION & REAL PROPERTY - 0.1%
        6,000                     6,000   Catellus Development Corp.+                         105,000                       105,000
        8,750                     8,750   Elcor Corp.                                         147,656                       147,656
       28,000                    28,000   Mitsubishi Estate Co. Ltd.(i)(s)                    299,124                       299,124


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

        SHARES/PRINCIPAL AMOUNT                                                                               VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO         PRO FORMA                                                                 PRO          PRO
                  FORMA         SHARES/                                                                 FORMA        FORMA
 ACTUAL        ADJUSTMENTS     PRINCIPAL                                                  ACTUAL     ADJUSTMENTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       90,000                    90,000   Nishimatsu Construction Co., Ltd.(i)(s)      $      307,356                $      307,356
       27,000                    27,000   Sekisui House, Ltd.(i)(s)                           247,067                       247,067
        6,024                     6,024   Vinci S.A.(i)(s)                                    370,455                       370,455
                                                                                       --------------                --------------
                                                                                            1,476,658                     1,476,658
                                                                                       --------------                --------------
DEFENSE/AEROSPACE - 0.5%
       35,721                    35,721   Bae Systems Plc(i)(s)                               203,815                       203,815
       20,000                    20,000   Boeing Co.                                        1,320,000                     1,320,000
        4,600                     4,600   Ectel Ltd.+                                          52,613                        52,613
       13,327                    13,327   European Aeronautic Defence and Space
                                             Co.(i)(s)+                                       296,044                       296,044
        4,200                     4,200   Goodrich (B.F.) Co. (The)                           152,775                       152,775
       57,900                    57,900   Honeywell Inc.                                    2,739,393                     2,739,393
        2,800                     2,800   Innovative Solutions+                                49,044                        49,044
                                                                                       --------------                --------------
                                                                                            4,813,684                     4,813,684
                                                                                       --------------                --------------
ELECTRICAL EQUIPMENT - 2.1%
        3,903                     3,903   ABB Ltd.(i)(s)                                      416,071                       416,071
       14,100                    14,100   Advanced Fibre Communications, Inc.+                254,681                       254,681
       22,500                    22,500   Agilent Technologies, Inc.+                       1,231,875                     1,231,875
        4,068                     4,068   Alcatel Optronics(i)(s)+                            179,548                       179,548
        6,200                     6,200   August Technology Corp.+                             80,213                        80,213
        2,300                     2,300   Bruker Daltronics Inc.+                              54,194                        54,194
       13,500                    13,500   C-Cube Microsystems Inc.+                           166,219                       166,219
        1,700                     1,700   Caliper Technologies Corp.+                          79,900                        79,900
       59,900                    59,900   Chubb Plc(s)+                                       141,362                       141,362
        7,800                     7,800   CIENA Corp.+                                        633,750                       633,750
       62,200                    62,200   Corning Inc.                                      3,284,937                     3,284,937
        3,300                     3,300   DDi Corp.+                                           89,925                        89,925
        6,600                     6,600   Dover Corp.                                         267,713                       267,713
       14,400                    14,400   Eaton Corp.                                       1,082,700                     1,082,700
       38,751                    38,751   Ericsson LM Cl B(i)(s)                              441,496                       441,496
        4,600                     4,600   Garmin Ltd.+                                         90,850                        90,850
       64,000                    64,000   Hitachi, Ltd.(i)(s)                                 570,508                       570,508
        1,900                     1,900   L-3 Communications Holdings, Inc.+                  146,300                       146,300
       30,600                    30,600   Level 3 Communications, Inc.+                     1,004,063                     1,004,063
       28,400                    28,400   Marconi Plc(i)(s)                                   304,998                       304,998
        9,300                     9,300   Meade Corp.+                                         61,031                        61,031
        1,800                     1,800   Millipore Corp.                                     113,400                       113,400
        3,000                     3,000   Molecular Devices Corp.+                            205,313                       205,313
       37,000                    37,000   NEC Corp.(i)(s)                                     677,145                       677,145
       39,002                    39,002   Nokia Oyj(i)(s)                                   1,739,362                     1,739,362
      115,200                   115,200   Nortel Networks Corp.                             3,693,599                     3,693,599
        5,000                     5,000   Omron Corp.(i)(s)                                   103,984                       103,984
        7,500                     7,500   Oplink Communications Inc.+                         135,469                       135,469
        3,000                     3,000   Polycom, Inc.+                                       96,563                        96,563
        2,900                     2,900   Power-One Inc.+                                     114,006                       114,006
       21,400                    21,400   QUALCOMM Inc.+                                    1,758,812                     1,758,812
        3,817                     3,817   Siemens AG(i)(s)                                    498,851                       498,851
        6,800                     6,800   Tellabs, Inc.+                                      384,200                       384,200
        2,900                     2,900   Transgenomic, Inc.+                                  30,450                        30,450
        1,100                     1,100   Ulticom Inc.+                                        37,469                        37,469
                                                                                       --------------                --------------
                                                                                           20,170,957                    20,170,957
                                                                                       --------------                --------------
ENVIRONMENTAL SERVICES - 0.0%(z)
        1,800                     1,800   Eden Bioscience Corp.+                               53,888                        53,888
                                                                                       --------------                --------------
FOREST PRODUCTS & PAPER - 0.4%
       15,500                    15,500   Buckeye Technologies Inc.+                          217,969                       217,969
       19,200                    19,200   Caraustar Industries Inc.                           180,000                       180,000
       61,463                    61,463   CSR Ltd.(i)(s)                                      159,796                       159,796
        5,300                     5,300   Georgia-Pacific Corp.                               164,963                       164,963
       59,100                    59,100   Hanson Plc(i)(s)                                    405,181                       405,181
       12,800                    12,800   Kimberly-Clark Corp.                                904,832                       904,832
        6,603                     6,603   Lafarge S.A.(i)(s)                                  553,608                       553,608
       24,800                    24,800   Pactiv Corp.+                                       306,900                       306,900
       34,200                    34,200   Smurfit-Stone Container Corp.+                      510,863                       510,863
       49,960                    49,960   Stora Enso Oyj R Shares(i)(s)                       590,381                       590,381
        2,900                     2,900   Temple-Inland Inc.                                  155,513                       155,513
       26,000                    26,000   Tostem Corp.(i)(s)                                  323,065                       323,065
                                                                                       --------------                --------------
                                                                                            4,473,071                     4,473,071
                                                                                       --------------                --------------
HEAVY ELECTRICAL EQUIPMENT - 0.1%
        5,100                     5,100   Active Power Inc.+                                  111,881                       111,881
       15,200                    15,200   Cooper Industries, Inc.+                            698,250                       698,250
        7,800                     7,800   Emerson Electric Co.                                614,738                       614,738
                                                                                       --------------                --------------
                                                                                            1,424,869                     1,424,869
                                                                                       --------------                --------------
HEAVY MACHINERY - 0.1%
       12,200                    12,200   Deere & Co.                                         558,913                       558,913
       24,000                    24,000   Ebara Corp.(i)(s)                                   260,806                       260,806
       59,000                    59,000   Kubota Corp.(i)(s)                                  179,790                       179,790
       17,526                    17,526   Smiths Group Plc(s)                                 211,516                       211,516
        1,828                     1,828   Technip S.A.(i)(s)                                  265,335                       265,335
                                                                                       --------------                --------------
                                                                                            1,476,360                     1,476,360
                                                                                       --------------                --------------
INDUSTRIAL PARTS - 1.4%
        1,800                     1,800   Applied Industrial Technologies, Inc.                37,013                        37,013
       10,125                    10,125   Autoliv, Inc. SDR(i)(s)                             158,815                       158,815
        4,800                     4,800   Capstone Turbine Corp.+                             134,400                       134,400
       27,800                    27,800   Caterpillar Inc.                                  1,315,288                     1,315,288
        5,100                     5,100   Flowserve Corp.+                                    109,013                       109,013
        4,600                     4,600   Idex Corp.                                          152,375                       152,375
        8,100                     8,100   Illinois Tool Works Inc.                            482,456                       482,456
       28,400                    28,400   Ingersoll-Rand Co.                                1,189,250                     1,189,250
       14,300                    14,300   ITT Industries, Inc.                                554,125                       554,125
        6,400                     6,400   Kennametal Inc.                                     186,400                       186,400
        6,000                     6,000   Mettler-Toledo International, Inc.+                 326,250                       326,250
       29,000                    29,000   Minebea Co., Ltd.(i)(s)                             268,669                       268,669
       15,600                    15,600   Parker-Hannifin Corp.                               688,350                       688,350
        9,200                     9,200   Shaw Group Inc. (The)+                              460,000                       460,000
       29,000                    29,000   Sumitomo Rubber Industries, Ltd.(i)(s)              121,384                       121,384
      114,800                   114,800   Tyco International Ltd.                           6,371,399                     6,371,399
        6,300                     6,300   United Technologies Corp.+                          495,338                       495,338
                                                                                       --------------                --------------
                                                                                           13,050,525                    13,050,525
                                                                                       --------------                --------------
INDUSTRIAL SERVICES - 0.4%
        5,000                     5,000   Gatx Corp.                                          249,375                       249,375


The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

        SHARES/PRINCIPAL AMOUNT                                                                               VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO         PRO FORMA                                                                 PRO          PRO
                  FORMA         SHARES/                                                                 FORMA        FORMA
 ACTUAL        ADJUSTMENTS     PRINCIPAL                                                  ACTUAL     ADJUSTMENTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        1,300                     1,300   Macnica Inc.(i)(s)                           $       99,037                $       99,037
       88,000                    88,000   Mitsubishi Corp.(i)(s)                              648,827                       648,827
       15,300                    15,300   On Assignment Inc.+                                 436,050                       436,050
       24,838                    24,838   Vivendi Environnement(i)(s)+                      1,084,374                     1,084,374
       25,610                    25,610   Vivendi Universal(i)(s)                           1,685,532                     1,685,532
                                                                                       --------------                --------------
                                                                                            4,203,195                     4,203,195
                                                                                       --------------                --------------
MINING & METALS - 0.4%
        7,104                     7,104   Acerinox S.A.(i)(s)                                 216,768                       216,768
       70,300                    70,300   Alcoa Inc.                                        2,355,049                     2,355,049
       76,200                    76,200   Billiton Plc(i)                                     293,646                       293,646
       39,900                    39,900   Glynwed International Plc(i)(s)                     115,022                       115,022
      294,000                   294,000   Kawasaki Steel Corp.(i)(s)                          303,783                       303,783
        8,100                     8,100   Mueller Industries, Inc.+                           217,181                       217,181
       11,000                    11,000   Nippon Sheet Glass Co., Ltd.(i)(s)                  134,273                       134,273
          300                       300   Phelps Dodge Corp.                                   16,744                        16,744
        9,500                     9,500   Tokyo Steel Manufacturing Co., Ltd.(i)(s)            42,342                        42,342
       14,000                    14,000   Valmont Industries, Inc.                            257,250                       257,250
       24,836                    24,836   WMC Ltd.(i)(s)                                      105,667                       105,667
                                                                                       --------------                --------------
                                                                                            4,057,725                     4,057,725
                                                                                       --------------                --------------
MULTI-INDUSTRY - 0.1%
       37,600                    37,600   Hutchison Whampoa Ltd.(i)(s)                        468,801                       468,801
       10,938                    10,938   Johnson Matthey Plc(i)(s)                           172,361                       172,361
        5,184                     5,184   Lagardere S.C.A.(i)(s)                              300,790                       300,790
       46,300                    46,300   Southcorp Ltd.(i)(s)                                125,906                       125,906
                                                                                       --------------                --------------
                                                                                            1,067,858                     1,067,858
                                                                                       --------------                --------------
RAILROADS - 0.3%
       40,100                    40,100   Burlington Northern Santa Fe Corp.                1,135,331                     1,135,331
       24,000                    24,000   Nippon Express Co., Ltd.(i)(s)                      145,009                       145,009
       28,300                    28,300   Union Pacific Corp.                               1,436,225                     1,436,225
          147                       147   West Japan Railway Co.(i)(s)                        650,044                       650,044
                                                                                       --------------                --------------
                                                                                            3,366,609                     3,366,609
                                                                                       --------------                --------------
TRUCKING & SHIPPING & AIR FREIGHT - 0.1%
       17,000                    17,000   C.H. Robinson Worldwide, Inc.                       534,438                       534,438
       11,800                    11,800   FedEx Corp.+                                        471,528                       471,528
      117,000                   117,000   Nippon Yusen Kabushiki Kaisha(i)(s)                 483,573                       483,573
                                                                                       --------------                --------------
                                                                                            1,489,539                     1,489,539
                                                                                       --------------                --------------
                                                                                           72,453,716                    72,453,716
                                                                                       --------------                --------------
INSURANCE - 2.9%

LIFE & HEALTH INSURANCE - 1.1%
       20,900                    20,900   Aflac Inc.                                        1,508,719                     1,508,719
       29,200                    29,200   American General Corp.                            2,379,799                     2,379,799
       16,100                    16,100   CIGNA Corp.                                       2,130,030                     2,130,030
       19,500                    19,500   Lincoln National Corp.                              922,594                       922,594
       12,400                    12,400   MetLife, Inc.                                       434,000                       434,000
        1,600                     1,600   MIIX Group Inc.                                      12,000                        12,000
        5,400                     5,400   Nationwide Financial Services Inc.                  256,500                       256,500
       11,900                    11,900   Protective Life Corp.                               383,775                       383,775
        3,700                     3,700   Stancorp Financial Group                            176,675                       176,675
       19,100                    19,100   Torchmark Corp.                                     734,156                       734,156
        3,201                     3,201   Zurich Financial Services AG(i)(s)+               1,929,884                     1,929,884
                                                                                       --------------                --------------
                                                                                           10,868,132                    10,868,132
                                                                                       --------------                --------------
PROPERTY AND CASUALTY INSURANCE - 1.8%
        5,522                     5,522   Allianz AG(i)(s)                                  2,066,538                     2,066,538
       52,400                    52,400   Allstate Corp.                                    2,282,674                     2,282,674
       20,600                    20,600   Ambac Financial Group, Inc.                       1,201,238                     1,201,238
       59,000                    59,000   American International Group, Inc.                5,815,187                     5,815,187
        5,000                     5,000   American Physicians Capital, Inc.+                   82,813                        82,813
       25,018                    25,018   AMP Ltd.(i)(s)                                      281,096                       281,096
        4,600                     4,600   Berkley (W.R.) Corp.                                217,063                       217,063
        1,500                     1,500   Cincinnati Financial Corp.                           59,344                        59,344
       28,100                    28,100   Hartford Financial Services Group Inc. (The)      1,984,563                     1,984,563
      123,700                   123,700   Legal & General Group Plc(i)(s)                     340,891                       340,891
       12,600                    12,600   MBIA Inc.                                           933,975                       933,975
       20,950                    20,950   Mediolanum SpA(i)(s)                                266,915                       266,915
        5,700                     5,700   Renaissancere Holdings Ltd.                         446,381                       446,381
       60,727                    60,727   Royal & Sun Alliance Insurance Group(i)(s)          519,740                       519,740
       59,997                    59,997   Skandia Forsakrings AB(i)(s)                        976,052                       976,052
       34,000                    34,000   Tokio Marine & Fire Insurance Co.,
                                              Ltd.(i)(s)                                      389,720                       389,720
                                                                                       --------------                --------------
                                                                                           17,864,190                    17,864,190
                                                                                       --------------                --------------
                                                                                           28,732,322                    28,732,322
                                                                                       --------------                --------------
PHARMACEUTICALS - 5.8%

BIOTECHNOLOGY - 0.0%(z)
        2,800                     2,800   Harvard Bioscience, Inc.+                            27,650                        27,650
          700                       700   Specialty Laboratories, Inc.+                        23,188                        23,188
                                                                                       --------------                --------------
                                                                                               50,838                        50,838
                                                                                       --------------                --------------
DRUGS - 5.8%
        1,500                     1,500   3 Dimensional Pharmaceutical, Inc.+                  22,219                        22,219
        4,000                     4,000   Abgenix, Inc.+                                      236,250                       236,250
        1,900                     1,900   Adolar Corp.+                                        41,800                        41,800
       13,100                    13,100   Akorn Inc.+                                          85,969                        85,969
       34,300                    34,300   Alza Corp.+                                       1,457,750                     1,457,750
       56,800                    56,800   American Home Products Corp.                      3,609,640                     3,609,640
       19,400                    19,400   Amgen Inc.+                                       1,240,388                     1,240,388
        1,500                     1,500   Arena Pharmaceuticals, Inc.+                         23,250                        23,250
        4,100                     4,100   Astrazeneca Plc(i)(s)                               206,684                       206,684
        6,600                     6,600   Bindley Western Industries Inc.                     274,313                       274,313
       64,300                    64,300   Bristol-Myers Squibb Co.                          4,754,180                     4,754,180
        8,300                     8,300   Celltech Group Plc(i)(s)+                           146,660                       146,660
        3,200                     3,200   COR Therapeutics, Inc.+                             112,600                       112,600
        1,200                     1,200   Durect Corp.+                                        14,400                        14,400
        3,300                     3,300   Enzon, Inc.+                                        204,806                       204,806
        5,100                     5,100   Forest Laboratories, Inc. Cl A+                     677,663                       677,663
        2,000                     2,000   Gilead Sciences, Inc.+                              165,875                       165,875
       94,563                    94,563   Glaxosmithkline Plc(i)(s)+                        2,669,516                     2,669,516
        9,000                     9,000   Human Genome Sciences, Inc.+                        623,813                       623,813
          800                       800   IDEC Pharmaceuticals Corp.+                         151,650                       151,650
        2,000                     2,000   Immunogen Inc.+                                      42,875                        42,875
        4,713                     4,713   Inhale Therapeutic Systems Inc.Inc.+                238,007                       238,007
        6,600                     6,600   Isis Pharmaceuticals, Inc.+                          70,125                        70,125
       25,000                    25,000   Ligand Pharmaceuticals Inc. Cl B+                   350,000                       350,000
       46,400                    46,400   Lilly (Eli) & Co.                                 4,318,100                     4,318,100
        1,700                     1,700   Maxygen Inc.+                                        41,650                        41,650


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

        SHARES/PRINCIPAL AMOUNT                                                                               VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO         PRO FORMA                                                                 PRO          PRO
                  FORMA         SHARES/                                                                 FORMA        FORMA
 ACTUAL        ADJUSTMENTS     PRINCIPAL                                                  ACTUAL     ADJUSTMENTS     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        7,900                     7,900   Medarex Inc.+                                $      321,925                $      321,925
        3,600                     3,600   MediChem Life Sciences, Inc.+                        16,650                        16,650
      115,600                   115,600   Merck & Co., Inc.                                10,823,049                    10,823,049
        6,700                     6,700   Neurocrine Biosciences Inc.+                        221,938                       221,938
          943                       943   Novartis AG(i)(s)                                 1,667,198                     1,667,198
        2,357                     2,357   Novo Nordisk A/S Cl B(i)(s)                         422,486                       422,486
       23,337                    23,337   Nycomed Amersham Plc(i)(s)                          194,330                       194,330
        1,000                     1,000   OSI Pharmaceuticals, Inc.+                           80,125                        80,125
      241,200                   241,200   Pfizer, Inc.                                     11,095,199                    11,095,199
       58,200                    58,200   Pharmacia Corp.                                   3,550,200                     3,550,200
        4,791                     4,791   POZEN Inc.+                                          87,436                        87,436
        2,200                     2,200   Priority Healthcare Corp. Cl B+                      89,788                        89,788
          119                       119   Roche Holding AG(i)(s)+                           1,212,397                     1,212,397
        5,000                     5,000   Sankyo Co. Ltd.(i)(s)                               119,965                       119,965
        7,881                     7,881   Schering AG(i)(s)                                   447,658                       447,658
       81,200                    81,200   Schering-Plough Corp.                             4,608,099                     4,608,099
       21,000                    21,000   Takeda Chemical Industries, Ltd.(i)(s)            1,243,082                     1,243,082
        2,500                     2,500   Trimeris Inc.+                                      137,188                       137,188
        4,500                     4,500   Vertex Pharmaceuticals, Inc.+                       321,750                       321,750
        2,000                     2,000   Yamanouchi Pharmaceutical Co. Ltd.(i)(s)             86,515                        86,515
                                                                                       --------------                --------------
                                                                                           58,527,161                    58,527,161
                                                                                       --------------                --------------
                                                                                           58,577,999                    58,577,999
                                                                                       --------------                --------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%

REAL ESTATE INVESTMENT TRUST - 0.2%
        7,900                     7,900   Canary Wharf Group Plc(i)(s)+                        57,524                        57,524
        5,000                     5,000   Centerpoint Properties Corp.                        236,250                       236,250
        7,000                     7,000   Cheung Kong Holdings Ltd.(i)(s)                      89,520                        89,520
       38,000                    38,000   City Developments(i)(s)                             176,413                       176,413
       11,450                    11,450   Cousins Properties Inc.                             319,884                       319,884
        4,700                     4,700   General Growth Properties, Inc.                     170,081                       170,081
        4,100                     4,100   Manufactured Home Communities, Inc.                 118,900                       118,900
       10,600                    10,600   Mission West Properties Inc.                        147,075                       147,075
        9,922                     9,922   Post Properties, Inc.                               372,695                       372,695
       60,000                    60,000   Sun Hung Kai Properties Ltd.(i)(s)                  598,086                       598,086
                                                                                       --------------                --------------
                                                                                            2,286,428                     2,286,428
                                                                                       --------------                --------------
RETAIL - 3.2%

CLOTHING STORES - 0.5%
       28,200                    28,200   Abercrombie & Fitch Co. Cl A+                       564,000                       564,000
          220                       220   Compagnie Financiere Richemont AG
                                             A Units(i)(s)                                    588,522                       588,522
       37,000                    37,000   Gap, Inc. (The)                                     943,500                       943,500
       51,200                    51,200   Limited., Inc. (The)                                873,600                       873,600
       13,000                    13,000   Pacific Sunwear of California, Inc.+                333,125                       333,125
       51,900                    51,900   TJX Companies, Inc. (The)                         1,440,225                     1,440,225
                                                                                       --------------                --------------
                                                                                            4,742,972                     4,742,972
                                                                                       --------------                --------------
DEPARTMENT STORES - 1.6%
        7,995                     7,995   Carrefour S.A.(i)(s)                                502,174                       502,174
       34,830                    34,830   Dixons Group Plc(i)(s)                              116,534                       116,534
       47,200                    47,200   Federated Department Stores, Inc.+                1,652,000                     1,652,000
        6,000                     6,000   Ito-Yokado Co., Ltd.(i)(s)                          299,475                       299,475
       14,000                    14,000   Marui Co., Ltd.(i)(s)                               211,471                       211,471
       32,700                    32,700   May Department Stores Co. (The)                   1,070,925                     1,070,925
       60,953                    60,953   MFI Furniture Group Plc(i)(s)                        62,455                        62,455
       91,600                    91,600   Target Corp.                                      2,954,100                     2,954,100
      204,000                   204,000   Tesco Plc(i)(s)                                     831,083                       831,083
       19,000                    19,000   UNY Co., Ltd.(i)(s)                                 202,977                       202,977
      157,300                   157,300   Wal-Mart Stores, Inc.                             8,356,562                     8,356,562
                                                                                       --------------                --------------
                                                                                           16,259,756                    16,259,756
                                                                                       --------------                --------------
GROCERY STORES - 0.3%
       64,200                    64,200   Kroger Co. (The)+                                 1,737,413                     1,737,413
       26,700                    26,700   Safeway Inc.+                                     1,668,750                     1,668,750
                                                                                       --------------                --------------
                                                                                            3,406,163                     3,406,163
                                                                                       --------------                --------------
SPECIALTY STORES - 0.8%
        4,500                     4,500   Best Buy Co., Inc.+                                 133,031                       133,031
        2,300                     2,300   BJ's Wholesale Club Inc.+                            88,263                        88,263
        6,200                     6,200   Cost Plus, Inc.+                                    182,125                       182,125
       13,700                    13,700   Genesco Inc.+                                       334,794                       334,794
       14,900                    14,900   Grainger (W.W.), Inc.                               543,850                       543,850
      101,900                   101,900   Home Depot, Inc.                                  4,655,555                     4,655,555
       37,700                    37,700   Lowe's Companies, Inc.                            1,677,650                     1,677,650
        6,700                     6,700   School Specialty Inc.+                              134,419                       134,419
        7,900                     7,900   Walgreen Co.                                        330,319                       330,319
                                                                                       --------------                --------------
                                                                                            8,080,006                     8,080,006
                                                                                       --------------                --------------
                                                                                           32,488,897                    32,488,897
                                                                                       --------------                --------------
SEMICONDUCTORS - 2.6%

SEMICONDUCTOR - 2.6%
        2,200                     2,200   Advantest Corp.(i)(s)                               206,130                       206,130
        9,960                     9,960   Agfa Gevaert NV(i)(s)                               237,428                       237,428
        2,900                     2,900   Alliance Fiber Optics Products Inc.+                 17,400                        17,400
       52,400                    52,400   Altera Corp.+                                     1,378,775                     1,378,775
       17,800                    17,800   Analog Devices, Inc.+                               911,138                       911,138
       43,400                    43,400   Applied Materials, Inc.+                          1,657,337                     1,657,337
       11,800                    11,800   ARM Holdings Plc(i)(s)+                              89,183                        89,183
        4,900                     4,900   AXT, Inc.+                                          162,006                       162,006
        5,100                     5,100   Bookham Technology Plc(i)(s)+                        72,367                        72,367
        7,100                     7,100   Broadcom Corp.+                                     596,400                       596,400
        6,200                     6,200   Cypress Semiconductor Corp.+                        122,063                       122,063
       10,300                    10,300   Exar Corp.+                                         319,139                       319,139
        2,700                     2,700   Fanuc Ltd.(i)(s)                                    183,704                       183,704
       34,000                    34,000   Fujitsu Ltd.(i)(s)                                  501,366                       501,366
        6,000                     6,000   hi/fn, Inc.+                                        165,000                       165,000
      248,200                   248,200   Intel Corp.                                       7,461,512                     7,461,512
       77,300                    77,300   JDS Uniphase Corp.+                               3,222,443                     3,222,443
        2,200                     2,200   JNI Corp.+                                           49,913                        49,913
       12,900                    12,900   Lattice Semiconductor Corp.+                        237,038                       237,038
       26,900                    26,900   Linear Technology Corp.                           1,244,125                     1,244,125
       13,300                    13,300   Maxim Integrated Products, Inc.+                    635,906                       635,906
       17,100                    17,100   Micron Technology, Inc.+                            607,050                       607,050
        2,700                     2,700   Murata Manufacturing Co., Ltd.(i)(s)                316,813                       316,813
        9,900                     9,900   PMC-Sierra, Inc.+                                   778,388                       778,388


The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

         SHARES/PRINCIPAL AMOUNT                                                                       VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO        PRO FORMA                                                                    PRO             PRO
                  FORMA        SHARES/                                                                    FORMA           FORMA
 ACTUAL        ADJUSTMENT     PRINCIPAL                                                 ACTUAL          ADJUSTMENTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       29,000                    29,000   Ricoh Co., Ltd.(i)(s)                        $      535,814                $      535,814
       16,000                    16,000   Silicon Image Inc.+                                  87,000                        87,000
       13,409                    13,409   Spirent Plc(i)(s)                                   122,173                       122,173
        1,000                     1,000   TDK Corp.(i)(s)                                      97,373                        97,373
       52,900                    52,900   Texas Instruments Inc.                            2,506,137                     2,506,137
       31,100                    31,100   Xilinx, Inc.+                                     1,434,488                     1,434,488
                                                                                       --------------                --------------
                                                                                           25,955,609                    25,955,609
                                                                                       --------------                --------------
SOFTWARE & SERVICES - 4.3%

COMPUTER SOFTWARE - 3.2%
        9,600                     9,600   Adobe Systems Inc.+                                 558,600                       558,600
       25,600                    25,600   BEA Systems, Inc.+                                1,723,200                     1,723,200
        8,800                     8,800   Certicom Corp.+                                     179,300                       179,300
        6,100                     6,100   Citrix Systems, Inc.+                               137,250                       137,250
        9,700                     9,700   click2learn.com, Inc.+                               94,575                        94,575
        5,000                     5,000   Eclipsys Corp.+                                     122,500                       122,500
       37,900                    37,900   Gemstar International Group Ltd.+                 1,748,137                     1,748,137
        7,100                     7,100   Informatica Corp.+                                  280,894                       280,894
       58,300                    58,300   International Business Machines Corp.             4,955,499                     4,955,499
        5,000                     5,000   Internet Security Systems+                          392,188                       392,188
        4,700                     4,700   Metasolv Software Inc.+                              42,888                        42,888
      180,200                   180,200   Microsoft Corp.+                                  7,816,174                     7,816,174
       14,000                    14,000   NCR Corp.                                           687,750                       687,750
      292,000                   292,000   Oracle Corp.+                                     8,486,249                     8,486,249
       24,200                    24,200   Parametric Technology Corp.+                        325,188                       325,188
       13,600                    13,600   Peregrine Systems, Inc.+                            268,600                       268,600
        2,700                     2,700   Precise Software Solutions Ltd.+                     66,825                        66,825
        3,100                     3,100   Rational Software Corp.+                            120,706                       120,706
        5,900                     5,900   SeeBeyond Technology Corp.+                          60,475                        60,475
        4,700                     4,700   Siebel Systems, Inc.+                               317,838                       317,838
        8,000                     8,000   Smart Force Plc ADR(i)+                             300,500                       300,500
        2,910                     2,910   Software AG(i)(s)+                                  225,839                       225,839
        5,300                     5,300   Synquest Inc.+                                       39,088                        39,088
        2,800                     2,800   Telecommunication Systems Inc.+                       9,450                         9,450
        3,400                     3,400   TIBCO Software Inc.+                                162,988                       162,988
        8,000                     8,000   U.S. Wireless Corp.+                                 35,000                        35,000
       38,000                    38,000   Veritas Software Corp.+                           3,324,999                     3,324,999
        3,200                     3,200   Watchguard Tech Inc.+                               101,200                       101,200
        5,300                     5,300   Webtrends Corp.+                                    153,369                       153,369
        4,800                     4,800   Wind River Systems, Inc.+                           163,800                       163,800
        6,900                     6,900   Witness Systems Inc.+                                93,150                        93,150
                                                                                       --------------                 -------------
                                                                                           32,994,219                    32,994,219
                                                                                       --------------                 -------------
INFORMATION SERVICES - 0.6%
          421                       421   Adecco S.A.(i)(s)                                   264,992                       264,992
       26,000                    26,000   Automatic Data Processing, Inc.                   1,646,125                     1,646,125
       37,267                    37,267   Autostrade Concessioni e Costruzioni
                                             Autostrade SpA(i)(s)                             246,674                       246,674
        5,000                     5,000   Corillian Corp.+                                     60,000                        60,000
        3,100                     3,100   Costar Group Inc.+                                   73,238                        73,238
        3,800                     3,800   DiamondCluster International, Inc. Cl A             115,900                       115,900
        6,225                     6,225   eFunds Corp.+                                        57,192                        57,192
        1,500                     1,500   Exelixis Inc.+                                       21,938                        21,938
       36,757                    36,757   Getronics NV(i)(s)                                  216,035                       216,035
        5,200                     5,200   Getty Images Inc.+                                  166,400                       166,400
       51,200                    51,200   Hays Plc(i)(s)                                      295,193                       295,193
        1,000                     1,000   Hitachi Software Engineering Co., Ltd.(i)(s)         72,680                        72,680
        6,042                     6,042   Intershop Communications AG(i)(s)+                  189,582                       189,582
        8,040                     8,040   Logica Plc(i)(s)                                    210,157                       210,157
        4,850                     4,850   Obie Media Corp.+                                    37,284                        37,284
       74,300                    74,300   QXL.com Ricardo Plc(i)(s)+                            9,988                         9,988
       11,400                    11,400   Railtrack Group Plc(i)(s)                           157,506                       157,506
       15,882                    15,882   Reuters Group Plc(i)(s)                             268,772                       268,772
        1,800                     1,800   SBA Communications Corp.+                            73,913                        73,913
       20,100                    20,100   Severn Trent Plc(i)(s)                              223,367                       223,367
          250                       250   SGS Societe Generale de Surveillance
                                             Holding S.A.(i)(s)                               362,542                       362,542
        2,200                     2,200   Softbank Corp.(i)(s)                                 76,480                        76,480
       10,500                    10,500   Source Information Management Co.+                   39,375                        39,375
        6,300                     6,300   Symyx Technologies Inc.+                            226,800                       226,800
       27,650                    27,650   Tele1 Europe Holding AB(i)(s)+                      133,334                       133,334
        9,520                     9,520   Tietoenator Oyj(i)(s)                               270,825                       270,825
           28                        28   TNT Post Group NV(i)(s)                                 677                           677
        1,400                     1,400   Wireless Facilities, Inc.+                           50,750                        50,750
                                                                                       --------------                --------------
                                                                                            5,567,719                     5,567,719
                                                                                       --------------                --------------
INTERNET - 0.5%
       22,700                    22,700   Akamai Technologies, Inc.+                          478,119                       478,119
       61,600                    61,600   America Online, Inc.+                             2,143,679                     2,143,679
       19,700                    19,700   Ameritrade Holding Corp. Cl A+                      137,900                       137,900
        6,100                     6,100   Apropos Technology, Inc.+                            43,463                        43,463
        2,700                     2,700   Clarent Corp.+                                       30,544                        30,544
       11,500                    11,500   Digitalthink Inc.+                                  196,219                       196,219
       40,600                    40,600   E*trade Group Inc.+                                 299,425                       299,425
        1,500                     1,500   E.piphany, Inc.+                                     80,906                        80,906
        8,400                     8,400   eBay Inc.+                                          277,200                       277,200
        8,600                     8,600   Ibasis Inc.+                                         35,475                        35,475
        1,300                     1,300   Inet Technologies Inc.+                              52,650                        52,650
        2,000                     2,000   internet.com Corp.+                                  11,875                        11,875
        1,300                     1,300   Interwoven Inc.+                                     85,719                        85,719
        2,950                     2,950   Netegrity Inc.+                                     160,406                       160,406
        1,600                     1,600   Nuance Communications+                               69,000                        69,000
        8,500                     8,500   Saba Software, Inc.+                                133,875                       133,875
        1,200                     1,200   SafeNet, Inc.+                                       56,400                        56,400
      150,000                   150,000   Sunevision Holdings Ltd.(i)(s)+                      54,328                        54,328
        7,500                     7,500   Tumbleweed Communications Corp.+                    128,320                       128,320
        3,800                     3,800   Yahoo! Inc.+                                        114,238                       114,238
                                                                                        -------------                 -------------
                                                                                            4,589,741                     4,589,741
                                                                                        -------------                 -------------
                                                                                           43,151,679                    43,151,679
                                                                                        -------------                 -------------
TELECOMMUNICATIONS - 3.5%

TELEPHONE - 2.2%
       79,600                    79,600   AT&T Corp.                                        1,378,075                     1,378,075
       47,300                    47,300   BellSouth Corp.                                   1,936,344                     1,936,344
          400                       400   Ectel Ltd.+                                           4,575                         4,575


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

         SHARES/PRINCIPAL AMOUNT                                                                       VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO        PRO FORMA                                                                    PRO             PRO
                  FORMA        SHARES/                                                                    FORMA           FORMA
 ACTUAL        ADJUSTMENT     PRINCIPAL                                                 ACTUAL          ADJUSTMENTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------

       14,300                    14,300   FLAG Telecom Holdings Ltd.+                  $       89,375                $       89,375
       67,000                    67,000   Global Crossing Ltd.+                               958,938                       958,938
        6,600                     6,600   ITXC Corp.+                                          45,788                        45,788
      104,800                   104,800   Qwest Communications International Inc.+          4,296,799                     4,296,799
      149,400                   149,400   SBC Communications Inc.+                          7,133,849                     7,133,849
       75,148                    75,148   Telenor ASA(i)(s)+                                  327,231                       327,231
       61,700                    61,700   Telstra Corp. Ltd.(i)(s)                            220,203                       220,203
        6,600                     6,600   Turnstone Systems Inc.+                              49,088                        49,088
      100,100                   100,100   Verizon Communications                            5,017,512                     5,017,512
        1,300                     1,300   Williams Communications Group Inc.+                  15,275                        15,275
       74,200                    74,200   WorldCom, Inc.+                                   1,043,438                     1,043,438
                                                                                        -------------                 -------------
                                                                                           22,516,490                    22,516,490
                                                                                        -------------                 -------------
WIRELESS TELECOMMUNICATIONS - 1.3%
        1,100                     1,100   Boston Communications Group, Inc.+                   30,663                        30,663
       19,600                    19,600   British Telecommunications Plc(i)(s)                167,456                       167,456
        8,152                     8,152   Cable & Wireless Plc(i)(s)                          109,952                       109,952
        7,793                     7,793   Carrier1 International S.A.(i)(s)+                  139,017                       139,017
       42,000                    42,000   China Mobile (Hong Kong) Ltd.(i)(s)+                229,388                       229,388
           14                        14   DDI Corp.(i)(s)                                      67,548                        67,548
       14,320                    14,320   Deutsche Telekom AG(i)(s)                           431,576                       431,576
       87,900                    87,900   Nextel Communications, Inc.+                      2,175,524                     2,175,524
          188                       188   Nippon Telegraph and Telephone Corp.(i)(s)        1,354,851                     1,354,851
       59,581                    59,581   Royal KPN NV(i)(s)                                  685,816                       685,816
       75,500                    75,500   SmarTone Telecommunications
                                             Holding Ltd.(i)(s)                               108,896                       108,896
       24,600                    24,600   Sonera Oyj(i)(s)                                    445,761                       445,761
       76,400                    76,400   Sprint Corp. (PCS Group)+                         1,561,425                     1,561,425
       12,799                    12,799   Telecel-Comunicacoes
                                            Pessoais, S.A.(i)(s)+                             139,394                       139,394
        7,653                     7,653   Telecom Corp. of New Zealand(i)(s)                   16,289                        16,289
       70,351                    70,351   Telecom Italia SpA(i)(s)                            778,082                       778,082
       84,523                    84,523   Telefonica S.A.(i)(s)+                            1,396,681                     1,396,681
      841,957                   841,957   Vodafone Group Plc(i)(s)                          3,087,384                     3,087,384
                                                                                       --------------                --------------
                                                                                           12,925,703                    12,925,703
                                                                                       --------------                --------------
                                                                                           35,442,193                    35,442,193
                                                                                       --------------                --------------
UTILITIES - 1.8%

ELECTRICAL UTILITY - 1.4%
       15,300                    15,300   Ameren Corp.                                        708,581                       708,581
       17,600                    17,600   Cinergy Corp.                                       618,200                       618,200
       14,000                    14,000   Cleco Corp.                                         766,500                       766,500
       35,700                    35,700   CMS Energy Corp.+                                 1,131,244                     1,131,244
       14,800                    14,800   Consolidated Edison, Inc.                           569,800                       569,800
       18,100                    18,100   DTE Energy Co.                                      704,769                       704,769
        8,200                     8,200   Dynegy Inc. Cl A                                    459,713                       459,713
       57,200                    57,200   Entergy Corp.                                     2,420,274                     2,420,274
       14,800                    14,800   FPL Group, Inc.                                   1,061,900                     1,061,900
       12,800                    12,800   GPU Inc.                                            471,200                       471,200
      107,500                   107,500   Hong Kong Electric Holdings Ltd.(i)(s)              396,928                       396,928
       32,500                    32,500   PG&E Corp.                                          650,000                       650,000
       11,900                    11,900   Pinnacle West Capital Corp.                         566,738                       566,738

         SHARES/PRINCIPAL AMOUNT                                                                       VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO        PRO FORMA                                                                    PRO             PRO
                  FORMA        SHARES/                                                                    FORMA           FORMA
 ACTUAL        ADJUSTMENT     PRINCIPAL                                                 ACTUAL          ADJUSTMENTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       25,500                    25,500   Progress Energy, Inc.                        $    1,254,281                $    1,254,281
        6,100                     6,100   Reliant Energy, Inc.                                264,206                       264,206
       24,700                    24,700   Texas Utilities Co.                               1,094,519                     1,094,519
       12,300                    12,300   Wisconsin Energy Corp.                              277,519                       277,519
       20,300                    20,300   XCEL Energy Inc.                                    589,969                       589,969
                                                                                       --------------                --------------
                                                                                           14,006,341                    14,006,341
                                                                                       --------------                --------------
GAS & WATER UTILITIES - 0.4%
       10,600                    10,600   Atmos Energy Corp.                                  258,375                       258,375
       82,911                    82,911   BG Group Plc(i)(s)                                  324,461                       324,461
       56,000                    56,000   British Energy Plc(i)(s)                            215,803                       215,803
       12,707                    12,707   E.ON AG(i)(s)                                       773,086                       773,086
       48,851                    48,851   Iberdrola S.A.(i)(s)                                612,300                       612,300
        5,700                     5,700   Kinder Morgan, Inc.                                 297,469                       297,469
       21,300                    21,300   NiSource Inc.                                       654,975                       654,975
       89,000                    89,000   Osaka Gas Co., Ltd.(i)(s)                           270,429                       270,429
       49,600                    49,600   ScottishPower Plc(i)(s)                             391,910                       391,910
       15,500                    15,500   Tokyo Electric Power Co.(i)(s)                      384,785                       384,785
       78,000                    78,000   Tokyo Gas Co., Ltd.(i)(s)                           230,858                       230,858
                                                                                       --------------                --------------
                                                                                            4,414,451                     4,414,451
                                                                                       --------------                --------------
                                                                                           18,420,792                    18,420,792
                                                                                       --------------                --------------
TOTAL COMMON STOCKS                                                                       598,789,839                   598,789,839
   (Cost $520,756,620)                                                                 --------------                --------------

 CORPORATE BONDS - 5.2%

CONSUMER SERVICES - 1.0%

MEDIA - 1.0%
 $    750,000              $    750,000   Adelphia Communications Corp., 9.38%,
                                             11/15/09                                         660,000                       660,000
      825,000                   825,000   AT&T Corp. - Liberty Media Group, 8.25%,
                                             2/1/30                                           756,599                       756,599
    1,850,000                 1,850,000   Clear Channel Communications, 7.65%,
                                             9/15/10                                        1,867,039                     1,867,039
    1,000,000                 1,000,000   Comcast Cable Communications, 6.20%,
                                             11/15/08                                         960,820                       960,820
    1,000,000                 1,000,000   Lamar Media Corp., 8.63%, 9/15/07                 1,000,000                     1,000,000
    1,850,000                 1,850,000   TCI Communications Inc., 7.88%, 2/15/26           1,737,409                     1,737,409
    2,500,000                 2,500,000   Time Warner Inc., 8.11%, 8/15/06                  2,676,175                     2,676,175
                                                                                       --------------                --------------
                                                                                            9,658,042                     9,658,042
                                                                                       --------------                --------------
ENERGY - 0.6%

ENERGY RESERVES & PRODUCTION - 0.1%
    1,425,000                 1,425,000   Amerada Hess Corp., 7.88%, 10/1/29                1,494,013                     1,494,013
                                                                                                                     --------------
OIL SERVICES - 0.5%
    2,000,000                 2,000,000   Dynegy Holdings Inc., 6.88%, 7/15/02              2,003,480                     2,003,480
      705,000                   705,000   Dynegy Holdings Inc., 7.45%, 7/15/06                719,156                       719,156
    2,000,000                 2,000,000   Phillips Petroleum Co., 8.75%, 5/25/10            2,288,480                     2,288,480
                                                                                                                     --------------
                                                                                                                          5,011,116
                                                                                                                     --------------
                                                                                                                          6,505,129
                                                                                                                     --------------


The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

         SHARES/PRINCIPAL AMOUNT                                                                       VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO        PRO FORMA                                                                    PRO             PRO
                  FORMA        SHARES/                                                                    FORMA           FORMA
 ACTUAL        ADJUSTMENT     PRINCIPAL                                                 ACTUAL          ADJUSTMENTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FINANCE - 2.1%

BANKS - 1.0%
  $   560,000               $   560,000   Bank One Capital III, 8.75%, 9/1/30          $      553,347                $      553,347
    1,600,000                 1,600,000   Capital One Bank, 8.25%, 6/15/05                  1,623,088                     1,623,088
    3,000,000                 3,000,000   Citigroup Inc., 7.25%, 10/1/10                    3,102,870                     3,102,870
    1,250,000                 1,250,000   FCB/SC Capital Trust I, 8.25%, 3/15/28            1,096,238                     1,096,238
    3,195,000                 3,195,000   First Union National Bank,
                                             7.80%, 8/18/10                                 3,296,026                     3,296,026
                                                                                        -------------                 -------------
                                                                                            9,671,569                     9,671,569
                                                                                        -------------                 -------------
FINANCIAL SERVICES - 1.1%
      640,000                   640,000   Comdisco, Inc., 6.38%, 11/30/01                     582,400                       582,400
    2,000,000                 2,000,000   ERAC USA Finance Co., 144A, 6.38%,
                                             5/15/03                                        1,954,180                     1,954,180
    2,485,000                 2,485,000   Ford Motor Credit Co., 7.88%, 6/15/10             2,556,245                     2,556,245
    2,000,000                 2,000,000   Household Finance Corp., 8.00%, 7/15/10           2,120,180                     2,120,180
      750,000                   750,000   McKesson Financial of Canada, 144A, 6.55%,
                                             11/1/02                                          725,205                       725,205
      396,603                   396,603   Oil Purchase Co., 144A, 7.10%, 4/30/02              376,773                       376,773
      530,000                   530,000   Provident Financing Trust I, 7.41%, 3/15/38         385,893                       385,893
    1,810,000                 1,810,000   St. George Funding Co. LLC, 144A, 8.49%,
                                             12/31/49                                       1,547,622                     1,547,622
    1,785,000                 1,785,000   UBS Preferred Funding Trust I, VRN, 8.62%,
                                             10/29/49                                       1,879,605                     1,879,605
                                                                                        -------------                 -------------
                                                                                           12,128,103                    12,128,103
                                                                                        -------------                 -------------
                                                                                           21,799,672                    21,799,672
                                                                                        -------------                 -------------
INDUSTRIAL CYCLICAL - 0.5%

CHEMICALS - 0.2%
    1,590,000                 1,590,000   Rohm & Haas Co., 7.85%, 7/15/29                   1,605,900                     1,605,900
                                                                                        -------------                 -------------
INDUSTRIAL SERVICES - 0.1%
      845,000                   845,000   Comdisco Inc., 9.50%, 8/15/03                       667,550                       667,550
                                                                                        -------------                 -------------

RAILROADS - 0.1%
    1,750,000                 1,750,000   Union Pacific Corp., 5.78%, 10/15/01              1,736,438                     1,736,438

TRUCKING & SHIPPING & AIR FREIGHT - 0.1%
      200,000                   200,000   Atlantic Express, 10.75%, 2/1/04                    151,000                       151,000
      802,903                   802,903   FedEx Corp., Series 1999-1,
                                             Class C, 8.25%, 1/15/19                          862,542                       862,542
                                                                                       --------------               ---------------
                                                                                            1,013,542                     1,013,542
                                                                                       --------------               ---------------
                                                                                            5,023,430                     5,023,430
                                                                                       --------------               ---------------
RETAIL - 0.1%

GROCERY STORES - 0.1%
      995,000                   995,000   Kroger Co., 8.00%, 9/15/29                        1,027,745                     1,027,745
                                                                                       --------------               ---------------

SEMICONDUCTORS - 0.1%

SEMICONDUCTOR - 0.1%
      750,000                   750,000   Charter Communications Holdings, LLC,
                                             8.25%, 4/1/07                                    682,500                       682,500
                                                                                       --------------               ---------------

TELECOMMUNICATIONS - 0.6%

TELEPHONE - 0.6%
    1,500,000                 1,500,000   AT&T Corp., 6.00%, 3/15/09                        1,341,690                     1,341,690
    1,985,000                 1,985,000   COX Communications Inc., 7.75%, 11/1/10           2,054,852                     2,054,852
    1,300,000                 1,300,000   Qwest Capital Funding Inc., 6.25%, 7/15/05        1,268,280                     1,268,280
      835,000                   835,000   Williams Communications Group, 10.70%,
                                             10/1/07                                          642,950                       642,950
                                                                                       --------------                --------------
                                                                                            5,307,772                     5,307,772

UTILITIES - 0.2%

ELECTRICAL UTILITY - 0.2%
    1,600,000                 1,600,000   Dominion Resources Inc., Series 2000 A,
                                             8.13%, 6/15/10                                 1,729,456                     1,729,456
                                                                                       --------------                --------------
TOTAL CORPORATE BONDS                                                                      51,733,746                    51,733,746
   (Cost $51,680,506)                                                                  --------------                --------------

FOREIGN CORPORATE BONDS - 1.3%
 FINANCE - 0.3%

BANKS - 0.1%
    1,000,000                 1,000,000   Royal Bank of Scotland Group
                                             Plc, 7.82%,  11/29/49                          1,020,160                     1,020,160
                                                                                       --------------                --------------
FINANCIAL SERVICES - 0.2%
    1,445,000                 1,445,000   HSBC Capital Funding LP, VRN, 144A,
                                             10.18%, 12/29/49                               1,659,192                     1,659,192
                                                                                       --------------                --------------
                                                                                            2,679,352                     2,679,352
                                                                                       --------------                --------------

INSURANCE - 0.2%

LIFE & HEALTH INSURANCE - 0.2%
    2,155,000                 2,155,000   Axa, 8.60%, 12/15/30                              2,225,641                     2,225,641
                                                                                       --------------                --------------
SOFTWARE & SERVICES - 0.2%

INFORMATION SERVICES - 0.2%
    1,770,000                 1,770,000   Marconi Corp. Plc, 8.38%, 9/15/30                 1,611,638                     1,611,638
                                                                                       --------------                --------------
TELECOMMUNICATIONS - 0.6%

TELEPHONE - 0.6%
    1,170,000                 1,170,000    Deutsche Telekom International Finance BV,
                                              7.75%, 6/15/05                                1,190,229                     1,190,229
    2,000,000                 2,000,000    Deutsche Telekom International Finance BV,
                                              8.00%, 6/15/10                                2,031,320                     2,031,320
      770,000                   770,000    Global Crossing Holding Ltd., 9.13%,
                                              11/15/06                                        731,500                       731,500
    1,250,000                 1,250,000    Koninklijke KPN NV, 144A, 8.38%, 10/1/30         1,143,688                     1,143,688
    1,000,000                 1,000,000    Telefonica Europe BV, 7.75%, 9/15/10             1,012,600                     1,012,600
                                                                                       --------------                --------------
                                                                                            6,109,337                     6,109,337
                                                                                       --------------                --------------
TOTAL FOREIGN CORPORATE BONDS                                                              12,625,968                    12,625,968
   (Cost $12,620,270)                                                                  --------------                --------------

MORTGAGE PASS THRU - 8.2%

    6,495,000                 6,495,000   FHLMC, 6.90%, 12/1/10                             6,721,312                     6,721,312
    3,384,747                 3,384,747   FNMA, 6.50%, 3/1/28                               3,340,339                     3,340,339
    2,145,030                 2,145,030   FNMA, 6.00%, 12/1/28                              2,077,311                     2,077,311
      108,203                   108,203   FNMA, 6.00%, 1/1/29                                 104,787                       104,787
    1,085,000                 1,085,000   FNMA, 7.13%, 1/15/30                              1,214,516                     1,214,516


        The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

         SHARES/PRINCIPAL AMOUNT                                                                       VALUE
-------------------------------------------                                        ------------------------------------------------
                   PRO        PRO FORMA                                                                    PRO             PRO
                  FORMA        SHARES/                                                                    FORMA           FORMA
 ACTUAL        ADJUSTMENT     PRINCIPAL                                                 ACTUAL          ADJUSTMENTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $10,335,000               $10,335,000   FNMA, TBA, 7.00%, 1/1/16                     $   10,444,861                $   10,444,861
   10,432,000                10,432,000   FNMA, TBA, 7.50%, 1/1/30                         10,585,246                    10,585,246
    1,960,000                 1,960,000   FNMA, TBA, 6.00%, 1/1/31                          1,897,535                     1,897,535
   28,925,000                28,925,000   FNMA, TBA, 7.00%, 1/1/31                         28,970,124                    28,970,124
      233,139                   233,139   GNMA, 8.50%, 6/15/27                                240,497                       240,497
      664,662                   664,662   GNMA, 8.50%, 9/15/27                                685,639                       685,639
      692,567                   692,567   GNMA, 8.50%, 9/15/27                                714,424                       714,424
    7,423,616                 7,423,616   GNMA, 6.50%, 12/15/28                             7,340,101                     7,340,101
    7,855,000                 7,855,000   GNMA, TBA, 7.00%, 1/1/31                          7,889,405                     7,889,405
                                                                                       --------------                --------------
TOTAL MORTGAGE PASS THRU                                                                   82,226,097                    82,226,097
   (Cost $81,095,787)                                                                  --------------                --------------

 PREFERRED STOCKS - 0.1%

CONSUMER SERVICES - 0.1%

LEISURE - 0.0%(z)
        2,100                     2,100   AMCV Capital Trust I, 7.00%, 2/15/15                 58,275                        58,275
                                                                                       --------------                --------------

MEDIA - 0.1%
       64,500                    64,500   News Corp. Ltd.(i)(s)                               458,743                       458,743
                                                                                       --------------                --------------
TOTAL PREFERRED STOCKS                                                                        517,018                       517,018
   (Cost $489,147)                                                                     --------------                --------------

 SOVEREIGN GOVERNMENTS AND AGENCIES - 0.5%

ARGENTINA - 0.1%
   $  252,000                $  252,000   Republic of Argentina, 7.63%, 3/27/01               229,068                       229,068
      390,000                   390,000   Republic of Argentina, 11.75%, 4/7/09               362,700                       362,700
      417,600                   417,600   Republic of Argentina FRB, 7.63%, 3/30/01           379,598                       379,598
      365,000                   365,000   Republic of Argentina, Series BGL5, 11.38%,
                                            1/30/17                                           325,215                       325,215
                                                                                       --------------                --------------
                                                                                            1,296,581                     1,296,581
                                                                                       --------------                --------------

BRAZIL - 0.3%
      350,000                   350,000   Federal Republic of Brazil, 14.50%, 10/15/09        385,000                       385,000
      708,061                   708,061   Federal Republic of Brazil, 4.50%, 4/15/14          547,419                       547,419
      775,000                   775,000   Federal Republic of Brazil, 11.00%, 8/17/40         631,237                       631,237
      425,000                   425,000   Federal Republic of Brazil Discount Bonds,
                                             Series 30 Year ZL, 7.63%, 4/15/01                324,063                       324,063
                                                                                       --------------                --------------
                                                                                            1,887,719                     1,887,719
                                                                                       --------------                --------------
BULGARIA - 0.0%(z)
      195,000                   195,000   Bulgaria Government International Bond
                                             Discount Bonds, VRN, 7.75%, 1/28/01              148,200                       148,200
                                                                                       --------------                --------------
COLOMBIA - 0.0%(z)
      385,000                   385,000   Republic of Colombia, 9.75%, 4/23/09                323,400                       323,400
                                                                                       --------------                --------------
MEXICO - 0.0%(z)
      155,000                   155,000   United Mexican States, 9.88%, 2/1/10                166,780                       166,780
      175,000                   175,000   United Mexican States, Series XW, 10.38%,
                                             2/17/09                                          191,450                       191,450
                                                                                       --------------                --------------
                                                                                              358,230                       358,230
                                                                                       --------------                --------------
PERU - 0.0%(z)
       95,000                    95,000   Peru PDI, 4.50%, 3/7/17                              61,275                        61,275
                                                                                       --------------                --------------
QATAR - 0.0%(z)
      225,000                   225,000   State of Qatar, 144A, 9.75%, 6/15/30                225,000                       225,000
                                                                                       --------------                --------------
RUSSIA - 0.1%
      390,000                   390,000   Russian Federation, 12.75%, 6/24/28                 322,725                       322,725
      870,000                   870,000   Russian Federation, 2.50%, 3/31/30                  325,163                       325,163
      450,000                   450,000   Russian Federation, VRN, 8.25%, 3/31/10             280,688                       280,688
                                                                                       --------------                --------------
                                                                                              928,576                       928,576
                                                                                       --------------                --------------
TURKEY - 0.0%(z)
      175,000                   175,000   Republic of Turkey, 12.38%, 6/15/09                 162,750                       162,750
                                                                                       --------------                --------------
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES                                                    5,391,731                     5,391,731
   (Cost $5,372,606)                                                                   --------------                --------------

 U.S. GOVERNMENT AGENCY SECURITIES - 2.4%

   10,260,000                10,260,000   FHLMC, 6.88%, 9/15/10                            10,925,258                    10,925,258
    7,460,000                 7,460,000   FNMA, 7.00%, 7/15/05                              7,829,494                     7,829,494
    4,740,000                 4,740,000   FNMA, 7.13%, 6/15/10                              5,123,656                     5,123,656
                                                                                       --------------                --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                    23,878,408                    23,878,408
   (Cost $22,771,418)                                                                  --------------                --------------

 U.S. TREASURY SECURITIES - 4.7%

    1,235,000                1,235,000   U.S. Treasury Bonds, 8.88%, 2/15/19               1,697,162                      1,697,162
    3,845,000                3,845,000   U.S. Treasury Bonds, 8.00%, 11/15/21              4,975,661                      4,975,661
   12,650,000               12,650,000   U.S. Treasury Bonds, 6.00%, 2/15/26              13,329,938                     13,329,938
    1,100,000                1,100,000   U.S. Treasury Bonds, 6.75%, 8/15/26               1,272,909                      1,272,909
   12,360,000               12,360,000   U.S. Treasury Bonds, 6.50%, 11/15/26             13,881,763                     13,881,763
    3,165,000                3,165,000   U.S. Treasury Bonds, 5.25%, 2/15/29               3,031,975                      3,031,975
    4,000,000                4,000,000   U.S. Treasury Notes, 6.13%, 12/31/01              4,022,480                      4,022,480
      640,000                  640,000   U.S. Treasury Notes, 6.00%, 8/15/04                 658,099                        658,099
      660,000                  660,000   U.S. Treasury Notes, 5.75%, 8/15/10                 691,660                        691,660
    9,170,000                9,170,000   U.S. Treasury Notes, PO, 5.63%, 11/15/15(y)       4,016,735                      4,016,735
                                                                                       --------------                --------------
TOTAL U.S. TREASURY SECURITIES                                                            47,578,382                     47,578,382
   (Cost $43,544,855)                                                                  --------------                --------------


 SHORT-TERM INVESTMENTS - 7.3%

INVESTMENT COMPANIES - 7.3%

                              Pro Forma     Pro Forma                                                    Pro Forma      Pro Forma
Shares/Principal Amount      Adjustments    Shares/Principal Amount                           Value      Adjustments      Value
----------------------------------------------------------------------------------------------------------------------------------
    6,472,260                 (516,618)     5,955,642   Hamilton Money Fund                 6,472,260     (516,618)(a)   5,955,642
   67,411,956                                           J.P. Morgan Institutional
                                                         Prime Money Market Fund(a)*       67,411,956
                                                                                         -----------------------------------------
                                                                                           73,884,216     (516,618)    73,367,598
                                                                                         -----------------------------------------


(a) Reflects the redemption in short term securities of the J.P. Morgan Diversified Fund - Advisor Series

        The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     (Continued)

DECEMBER 31, 2000

                                                                                                                       Pro Forma
                                                                                                                         Value
                                                                                                                       Combined
                                                                                                                      J.P. Morgan
                              Pro Forma     Pro Forma                                                    Pro Forma    Diversified
Shares/Principal Amount      Adjustments    Shares/Principal Amount                           Value      Adjustments     Fund
----------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 0.0%(z)
  $   490,000                                $   490,000   U.S. Treasury Bills,
                                                               5.84%, 3/22/01(s)(y)  $   483,880                     $    483,880
                                                                                    --------------                 --------------
                                            TOTAL SHORT-TERM INVESTMENTS                74,368,096     (516,618)       73,851,478
                                             (Cost $73,851,194)                     --------------     ---------   --------------

                                            TOTAL INVESTMENT SECURITIES - 100.0%    $1,003,024,892     (516,618)   $1,002,508,274
                                             (Cost $914,943,106)                    ==============     =========   ==============

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                      VALUE AT         UNREALIZED
CONTRACTS              SETTLEMENT   CONTRACTUAL     DECEMBER 31,      APPRECIATION
TO BUY                    DATE         VALUE            2000         (DEPRECIATION)
------------------------------------------------------------------------------------
343,092,340 JPY for
3,470,000   EUR          3/21/01     $ 3,268,960     $ 3,043,414        $(225,546)
17,111,801  EUR          3/21/01      15,432,151      16,120,401          688,250
660,000     GBP          3/21/01         982,707         987,181            4,474
72,965,200  JPY          3/21/01         670,000         647,241          (22,759)
10,216,658  SEK          3/21/01       1,069,827       1,088,294           18,467
                                  --------------------------------------------------
                                     $21,423,645     $21,886,531        $ 462,886
                                  ==================================================

                                                      VALUE AT         UNREALIZED
CONTRACTS              SETTLEMENT   CONTRACTUAL     DECEMBER 31,      APPRECIATION
TO BUY                    DATE         VALUE            2000         (DEPRECIATION)
------------------------------------------------------------------------------------
1,000,000   AUD          3/21/01     $   546,080     $   555,990        $  (9,910)
5,124,320   CHF          3/21/01       3,033,937       3,183,543         (149,606)
3,750,000   EUR          3/21/01       3,406,587       3,532,738         (126,151)
805,374     GBP          3/21/01       1,168,300       1,204,621          (36,321)
615,947,814 JPY          3/21/01       5,614,839       5,463,789          151,050
                                  --------------------------------------------------
                                     $13,769,743     $13,940,681        $(170,938)
                                  ==================================================

 FUTURES CONTRACTS

                                               UNREALIZED
                               EXPIRATION    UNDERLYING FACE     APPRECIATION
PURCHASED                         DATE       AMOUNT AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
164  Dow Jones Stoxx 50        March 2001      $ 7,409,332        $  (20,222)
217  US Two Year Note          March 2001       44,084,908           394,589
338  US Five Year Note         March 2001       35,004,125           788,350
                                            -----------------------------------
                                               $86,498,365        $1,162,717
                                            ===================================

                                               Unrealized
                               Expiration    Underlying Face     Appreciation
Sold                              Date       Amount at Value    (Depreciation)
-------------------------------------------------------------------------------
 1  FTSE 100 Index             March 2001      $    92,621        $    2,499
 7  SPI 200 Index              March 2001          315,539            (2,857)
 5  Topix Index                March 2001          561,515           (12,024)
36  0US Ten Year Note          March 2001       37,749,377          (800,776)
43  US Long Bond               March 2001        4,498,875          (120,838)
                                            -----------------------------------
                                               $43,217,927         $(933,996)
                                            ===================================

COMMON STOCKS COUNTRIES                                 % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------
Australia                                                         0.2%
Finland                                                           0.3%
France                                                            0.9%
Germany                                                           0.8%
Hong Kong                                                         0.2%
Italy                                                             0.3%
Japan                                                             2.3%
Netherlands                                                       0.6%
Singapore                                                         0.1%
Spain                                                             0.4%
Sweden                                                            0.2%
Switzerland                                                       1.0%
United Kingdom                                                    2.2%
United States                                                    50.1%

FOREIGN BONDS & SOVEREIGN
GOVERNMENTS COUNTRIES                                   % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------
Argentina                                                         0.1%
Bermuda                                                           0.1%
Brazil                                                            0.3%
Russia                                                            0.1%
France                                                            0.2%
Netherlands                                                       0.5%
United Kingdom                                                    0.5%

ADR - American Depositary Receipt
FRB - Floating Rate Bond
PO - Principal Only
SDR - Swedish Depository Receipt
SEQ - Sequential Payer
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
VRN - Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average maturity.
144A - Securities restricted for resale to Qualified Institutional Buyers
(a) Money market mutual fund registered under the Investment Co. Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i) Foreign security
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities.
 +  Non-income producing security
 * The adviser has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees.


The Accompanying Notes are an Integral Part of the Financial Statements.

   J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND / J.P. MORGAN DIVERSIFIED FUND /
                           THE DIVERSIFIED PORTFOLIO
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2000 (UNAUDITED)


                                                                               J.P. MORGAN
                                                                              INSTITUTIONAL      J.P. MORGAN      THE DIVERSIFIED
                                                                             DIVERSIFIED FUND  DIVERSIFIED FUND      PORTFOLIO
ASSETS:
   Investment securities, at value (cost $915,459,724)                          $          -     $          -      $1,003,024,892
   Investment in The Diversified Portfolio, at value                             621,015,940      327,543,617                   -
   Foreign currency, at value (cost $1,260,223)                                            -                -           1,284,829
   Receivable for Investments Sold                                                         -                -           6,163,051
   Dividend and Interest Receivable                                                        -                -           4,413,075
   Unrealized Appreciation of Forward Foreign Currency Contracts                           -                -             862,241
   Receivable for Expense Reimbursements                                             166,312                -              28,103
   Foreign Tax Reclaim Receivable                                                          -                -             199,715
   Variation Margin Receivable                                                             -                -              81,933
   Prepaid Trustees' Fees and Expenses                                                   825              449                   -
   Prepaid Expenses and Other Assets                                                     764              497               1,381

                                                                             ----------------------------------------------------
      Total Assets                                                               621,183,841      327,544,563       1,016,059,220
                                                                             ----------------------------------------------------
LIABILITIES:
   Payable for Investments Purchased                                                       -                -          65,347,875
   Unrealized Depreciation of Forward Currency Contracts                                   -                -             570,293
   Advisory Fee Payable                                                                    -                -             461,335
   Due to Custodian                                                                        -                -             392,754
   Shareholder Servicing Fee Payable                                                  56,178           69,118                   -
   Administrative Services Fee Payable                                                13,378            6,584              19,975
   Fund Services Fee Payable                                                             420              204                 625
   Administration Fee Payable                                                            278              117                 602
   Accrued Expenses and Other Liabilities                                             56,323           27,438             189,586
                                                                             ----------------------------------------------------
      Total Liabilities                                                              126,577          103,461          66,983,045
                                                                             ----------------------------------------------------
NET ASSETS:
   Paid-in Capital                                                               566,703,076      300,662,569                   -
   Undistributed (Distributions in Excess of ) Net Investment Income                 113,630          108,846                   -
   Accumulated Net Realized Loss on Investment                                    (4,860,001)      (2,343,139)                  -
   Net Unrealized Appreciation (Depreciation) on Investment                       59,100,559       29,012,826                   -

                                                                             ----------------------------------------------------
      Net Assets                                                                $621,057,264     $327,441,102      $  949,076,175
                                                                             ====================================================

Shares of Beneficial Interest Outstanding                                         45,376,091       21,535,238

 Net Assets Value Per Share                                                     $      13.69     $      15.20

PRO FORMA WITH REORGANIZATION
 JP MORGAN DIVERSIFIED FUND
Shares Outstanding
       Select
       Institutional

Net Asset Value Per Share
       Select
       Institutional
                                                                             ====================================================
                                                                                   PRO FORMA
                                                                                  ADJUSTMENTS            PRO FORMA COMBINED
ASSETS:
   Investment securities, at value (cost $915,459,724)                            $    (516,618) (d)        $1,002,508,274
   Investment in The Diversified Portfolio, at value                               (948,559,557) (a)                     -
   Foreign currency, at value (cost $1,260,223)                                               -                  1,284,829
   Receivable for Investments Sold                                                            -                  6,163,051
   Dividend and Interest Receivable                                                           -                  4,413,075
   Unrealized Appreciation of Forward Foreign Currency Contracts                              -                    862,241
   Receivable for Expense Reimbursements                                                      -                    194,415
   Foreign Tax Reclaim Receivable                                                             -                    199,715
   Variation Margin Receivable                                                                -                     81,933
   Prepaid Trustees' Fees and Expenses                                                        -                      1,274
   Prepaid Expenses and Other Assets                                                          -                      2,642

                                                                             ----------------------------------------------
      Total Assets                                                                 (949,076,175)             1,015,711,449
                                                                             ----------------------------------------------

LIABILITIES:
   Payable for Investments Purchased                                                          -                 65,347,875
   Unrealized Depreciation of Forward Currency Contracts                                      -                    570,293
   Advisory Fee Payable                                                                       -                    461,335
   Due to Custodian                                                                           -                    392,754
   Shareholder Servicing Fee Payable                                                          -                    125,296
   Administrative Services Fee Payable                                                        -                     39,937
   Fund Services Fee Payable                                                                  -                      1,249
   Administration Fee Payable                                                                 -                        997
   Accrued Expenses and Other Liabilities                                                     -                    273,347

                                                                             ----------------------------------------------
      Total Liabilities                                                                       -                 67,213,083
                                                                             ----------------------------------------------

NET ASSETS:
   Paid-in Capital                                                                            -                867,365,645
   Undistributed (Distributions in Excess of ) Net Investment Income                          -                    222,476
   Accumulated Net Realized Loss on Investment                                                -                 (7,203,140)
   Net Unrealized Appreciation (Depreciation) on Investment                                   -                 88,113,385

                                                                             ----------------------------------------------
      Net Assets                                                                  $(949,076,175)            $  948,498,366
                                                                             ==============================================



Shares of Beneficial Interest Outstanding                                           (66,911,329) (c)                     -

 Net Assets Value Per Share

PRO FORMA WITH REORGANIZATION
 J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND
Shares Outstanding
       Select                                                                        23,923,715  (b)            23,923,715
       Institutional                                                                 45,376,091  (b)            45,376,091

Net Asset Value Per Share
       Select                                                                                                        13.69
       Institutional                                                                                                 13.69

                                                                             ==============================================

(a) Elimination of investment in master portfolio from the feeder funds.
(b) The difference in number of shares outstanding due to the Reorganization.
(c) Reallocation of feeder funds beneficial interest to Select, and Institutional due to the Reorganization.
(d) Reflects the redemption in short term securities of the J.P. Morgan Diversified Fund - Advisor Series.


                  See Notes to Pro Forma Financial Statements.

    J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND/J.P. MORGAN DIVERSIFIED FUND/
                            THE DIVERSIFIED PORTFOLIO
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2000
                                  (UNAUDITED)

                                                                J.P. MORGAN            J.P. MORGAN          DIVERSIFIED
                                                               INSTITUTIONAL           DIVERSIFIED           PORTFOLIO
                                                              DIVERSIFIED FUND            FUND
INCOME:
 Allocated Investment Income From Portfolio                        $ 21,237,481       $11,570,669        $          -
 Interest Income                                                              -                 -          24,757,499
 Dividend Income from Affiliated Investments                                  -                 -             132,435
 Dividend Income                                                              -                 -           7,983,387
  Allocated Portfolio Expenses                                       (4,074,411)       (2,248,676)                  -

                                                           ---------------------------------------------------------------
         Investment Income                                           17,163,070         9,321,993          32,873,321
                                                           ---------------------------------------------------------------

 EXPENSES:

 Advisory Fee                                                                 -                 -           5,360,752
 Shareholder Servicing Fee                                              648,890           881,280                   -
 Administrative Services Fee                                            156,638            85,117             241,804
 Custodian Fees and Expenses                                                  -                 -             958,910
 Registration Fees                                                       40,185            52,154                   -
 Transfer Agent Fees                                                     17,850            40,616                   -
 Professional Fees                                                       11,997            13,373              48,314
 Financial and Fund Accounting Services Fee                              25,206            25,206                   -
 Printing Expenses                                                        9,091            22,969              18,908
 Fund Services Fee                                                        9,550             5,198              14,753
 Trustees' Fees and Expenses                                              9,234             4,426              14,056
 Administration Fee                                                       7,049             3,834               6,584
 Insurance Expense                                                            -                 -               1,752
 Miscellaneous                                                           32,785            26,027                   -

                                                           ---------------------------------------------------------------
         Total Expenses                                                 968,475         1,160,200           6,665,833
                                                           ---------------------------------------------------------------
         Less:  Amounts Waived
         Less: Reimbursement of Expenses                               (823,580)             (181)           (278,379)
                                                           ---------------------------------------------------------------

                                                           ---------------------------------------------------------------
         Net Expenses                                                   144,895         1,160,019           6,387,454
                                                           ---------------------------------------------------------------

                                                           ---------------------------------------------------------------
         Net Investment Income                                       17,018,175         8,161,974          26,485,867
                                                           ---------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Investment Transactions                                              2,652,282         1,385,001           3,648,818
 Futures Contracts                                                                                           (516,468)
 Foreign Currency Contracts and Transactions                                                                  909,024
        Investments
 Net realized loss                                                    2,652,282         1,385,001           4,041,374

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON

 Investments                                                        (46,244,555)      (24,141,375)        (69,107,859)
 Futures Contracts                                                                                         (1,635,358)
 Foreign Currency Contracts and Transactions                                                                  353,753
   Change in net unrealized depreciation                            (46,244,555)      (24,141,375)        (70,389,464)

                                                           ---------------------------------------------------------------
 Net decrease in net assets from operations                       $ (26,574,098)    $ (14,594,400)      $ (39,862,223)
                                                           ===============================================================
                                                                 PROFORMA               PROFORMA
                                                                ADJUSTMENTS             COMBINED
                                                                                       JP MORGAN
                                                                                      DIVERSIFIED
                                                                                          FUND

INCOME:
 Allocated Investment Income From Portfolio                  $ (32,808,150)(c)          $           -
 Interest Income                                                    (3,324)(g)             24,754,175
 Dividend Income from Affiliated Investments                             -                    132,435
 Dividend Income                                                         -                  7,983,387
  Allocated Portfolio Expenses                                   6,323,087 (b)                      -

                                                           ----------------         ------------------
 Investment Income                                             (26,488,387)                32,869,997
                                                           ----------------         ------------------

 EXPENSES:

 Advisory Fee                                                         (578)(g)              5,360,174
 Shareholder Servicing Fee                                                                  1,530,170
 Administrative Services Fee                                     1,014,248 (a)              1,497,807
 Custodian Fees and Expenses                                       (15,000)(d)                943,910
 Registration Fees                                                                             92,339
 Transfer Agent Fees                                                                           58,466
 Professional Fees                                                 (22,600)(d)                 51,084
 Financial and Fund Accounting Services Fee                         (5,000)(d)                 45,412
 Printing Expenses                                                  (7,000)(d)                 43,968
 Fund Services Fee                                                                             29,501
 Trustees' Fees and Expenses                                                                   27,716
 Administration Fee                                                                            17,467
 Insurance Expense                                                                              1,752
 Miscellaneous                                                                                 58,812
                                                                                                    -
                                                           ----------------         ------------------
 Total Expenses                                                    964,070                  9,758,578
                                                           ----------------         ------------------
 Less:  Amounts Waived                                            (964,070)(a)               (964,070)
 Less: Reimbursement of Expenses                                  (246,411)(a)             (1,348,551)
                                                           ----------------         ------------------

                                                           ----------------         ------------------
 Net Expenses                                                     (246,411)                 7,445,957
                                                           ----------------         ------------------

                                                           ----------------         ------------------
 Net Investment Income                                         (26,241,976)                25,424,040
                                                           ----------------         ------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

 Investment Transactions                                        (4,037,283)(e)              3,648,818
 Futures Contracts                                                                           (516,468)
 Foreign Currency Contracts and Transactions                                                  909,024
        Investments
 Net realized loss                                              (4,037,283)                 4,041,374

 NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON

 Investments                                                    70,385,930(e)             (69,107,859)
 Futures Contracts                                                                         (1,635,358)
 Foreign Currency Contracts and Transactions                                                  353,753
   Change in net unrealized depreciation                        70,385,930                (70,389,464)

                                                           ----------------         ------------------
 Net decrease in net assets from operations                  $  40,106,671              $ (40,924,050)
                                                           ================         ==================

(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving fund's revised fee schedule.

(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.

(c)  Reallocation of investments income to feeder funds

(d)  Reduction reflects the estimated benefit of combining operations.

(e)  Reallocation of realized and unrealized loss to feeder funds.

(g) Reflects the elimination of J.P. Morgan Diversified Fund - Advisor Series allocated expenses/income.


                   See Notes to Pro Forma Financial Statements

             J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND/J.P. MORGAN
                   DIVERSIFIED FUND/THE DIVERSIFIED PORTFOLIO

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.       BASIS OF COMBINATION:
The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The Diversified Portfolio ("Master Portfolio"), J.P. Morgan Institutional Diversified Fund ("Institutional Fund"), and the J.P. Morgan Diversified Fund ("Diversified Fund"), (collectively the "feeder funds" of the Master Portfolio) as if the proposed Reorganization occurred as of and for the twelve months ended December 31, 2000.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Diversified Fund, and the Master Portfolio in exchange for shares in Institutional Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.       SHARES OF BENEFICIAL INTEREST:
The existing shares of Institutional Fund would be renamed Institutional Shares, and the existing shares of Diversified Fund would be renamed Select Class Shares. The net asset values per share for Select Shares would be identical to the closing net asset value per share for the Institutional Shares immediately prior to the reorganization.

Under the proposed Reorganization, each shareholder of Diversified Fund would receive shares of Institutional Fund with a value equal to their holding in their respective funds. Holders of Diversified Fund will receive Select Class Shares in the Institutional Fund. Therefore, as a result of the proposed Reorganization, current shareholders of Diversified Fund will become shareholders of Institutional Fund.

The Pro Forma net asset value per share assumes the issuance of additional shares of Institutional Fund, which would have been issued on December 31, 2000 in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the December 31, 2000 net assets of Diversified Fund and the net asset values per share of Institutional Fund.

                                                      Select Class Shares
Increase in Shares Issued                             23,923,715
Net Assets 12/31/00                                   327,441,102
Pro Forma Net Asset Value 12/31/00                    13.69

3.       PRO FORMA OPERATIONS:
The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity including the change in administration fee and the now expected expense cap. The pro forma investment advisory, shareholder servicing and distribution fees of the combined Fund are based on the fee schedule in effect for the surviving fund at the combined level of average net assets for the twelve months ended December 31, 2000.

         FORM N-14

         PART C - OTHER INFORMATION



         Item 15.  Indemnification.

                  ---------------

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 5 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.

                  ---------------

         1        Declaration of Trust.

         (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 033-54642) (the "Registration Statement") filed on September 26, 1996 (Accession Number 0000912057-96-021281).

         (b) Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).


                                   Part C-1

         (c) Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

         (d) Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

         (e) Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

         (f) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

         (g) Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number
0001041455-98-000097).

         (h) Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

         (i) Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

         (j) Amendment No. 13 to Declaration of Trust, incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (k) Amendment No.14 to Declaration of Trust incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         2        By-laws.

         (a) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).


                                   Part C-2

         (b) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         3        Not Applicable

         4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5        Not Applicable

         6        Not Applicable


         7 Distribution and Sub-Administration Agreement filed herewith.

         8        Not Applicable

         9        Custodian Agreement

         (a) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Custodian Contract between Registrant and The Bank of New York. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         10       None.


         11       None.

         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

         13       Material Contracts.

         (a) Co-Administration Agreement between Registrant and FDI. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit (h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).


                                   Part C-3

         (c) Transfer Agency and Service Agreement between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26,1996 (Accession Number 0001016964-96-000061).

         (d) Restated Administrative Services Agreement between Registrant and Morgan Guaranty. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (e) Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (f) Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

         (g) Service Plan with respect to Registrant's Small Company Fund Advisor Series, Small Company Opportunities Fund -- Advisor Series, International Equity Fund --Advisor Series, International Opportunities Fund -- Advisor Series, U.S. Equity Fund -- Advisor Series, Diversified Fund -- Advisor Series incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (h) Amended Service Plan with respect to Registrant's Disciplined Equity -- Advisor series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number
0001041455-00-000084).

         (i) Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. Incorporated herein by reference to Post-Effective Amendment No. 75 to Registration Statement filed on May 17, 2000 (Accession Number 0001041455-00-000122).

         (j)      Form of Administration Agreement filed herewith.




         14       Consent of PricewaterhouseCoopers LLP.

         15       None

         16       Powers of Attorney filed herewith.

         17(a)    Form of Proxy Card.

         17(b) Preliminary Prospectus for the Surviving Fund filed herewith.


         17(c) Prospectus for the Merging Fund Incorporated herein by reference to Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508685).


                                   Part C-4

         17(d) Preliminary Statement of Additional Information for the Surviving Fund filed Incorporated herein by reference to Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508685).


         17(e) Statement of Additional Information for the Merging Fund Incorporated herein by reference to Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508685).


         17(f) Annual Report of the Surviving Fund (including the Annual Report of the Master Portfolio) dated June 30, 2000 Incorporated herein by reference to Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508685).


         17(g) Semi-Annual Report of the Surviving Fund (including the Semi-Annual Report of the Master Portfolio) dated December 31, 2000 Incorporated herein by reference to Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508685).


         17(h) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated June 30, 2000 Incorporated herein by reference to Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number
                  0000912057-01-508685).


         17(i) Semi-Annual Report of the Merging Fund (including the Semi-Annual Report of the Master Portfolio) dated December 31, 2000 Incorporated herein by reference to Registration Statement on Form N-14 filed on April 13, 2001 (Accession Number 0000912057-01-508685).

         Item 17.  Undertakings.

                  ---------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.





                                   Part C-5

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 11th day of May, 2001.


                                  J.P. MORGAN INSTITUTIONAL FUNDS


                                  Registrant


                                  By:  /s/ Joseph J. Bertini
                                       -----------------------------------------
                                       Joseph J. Bertini
                                       Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on May 13, 2001.


George Rio*
------------------------------------
George Rio
President and Treasurer

Matthew Healey*
------------------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------------
Frederick S. Addy
Trustee

William G. Burns*
---------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
---------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------------
Michael P. Mallardi
Trustee

*By      /s/ Joseph J. Bertini
         -----------------------------------
         Joseph J. Bertini
         as attorney-in-fact pursuant to a power of attorney.

                                   EXHIBITS

ITEM              DESCRIPTION
----              -----------



(7)               Form of Distribution Agreement.


(13) (j)          Form of Administration Agreement.

(16)              Powers of Attorney.

(17) (a)          Form of Proxy Card.

     (b)          Preliminary Prospectus for the Surviving Fund.


     (d)          Preliminary Statement of Additional Information for
                  Surviving Fund.